UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Balanced Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsBalanced Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 61.2%		$950,763,762
(Cost $809,561,845)
Consumer discretionary 7.7%		119,287,409
Auto components 0.9%
Delphi Automotive PLC	215,727	14,009,311
Automobiles 0.5%
Ford Motor Company	695,606	8,305,536
Hotels, restaurants and leisure 0.8%
Norwegian Cruise Line Holdings, Ltd. (I)	107,410	4,873,192
Starwood Hotels & Resorts Worldwide, Inc.	120,044	7,471,539
Household durables 0.6%
Lennar Corp., Class A	222,838	9,392,622
Internet and catalog retail 1.9%
Amazon.com, Inc. (I)	48,879	28,691,973
Media 1.1%
Lions Gate Entertainment Corp.	417,298	10,912,343
Twenty-First Century Fox, Inc., Class B	239,144	6,480,802
Specialty retail 1.3%
Lowe's Companies, Inc.	281,017	20,137,678
Textiles, apparel and luxury goods 0.6%
Michael Kors Holdings, Ltd. (I)	225,875	9,012,413
Consumer staples 7.1%		110,496,586
Beverages 0.7%
PepsiCo, Inc.	116,273	11,545,909
Food and staples retailing 3.2%
CVS Health Corp.	262,010	25,307,546
Wal-Mart Stores, Inc.	373,420	24,780,151
Food products 0.8%
Mondelez International, Inc., Class A	270,618	11,663,636
Household products 1.0%
The Procter & Gamble Company	196,354	16,040,158
Tobacco 1.4%
Altria Group, Inc.	260,372	15,911,333
Philip Morris International, Inc.	58,303	5,247,853
Energy 3.1%		47,401,958
Energy equipment and services 1.2%
Schlumberger, Ltd.	244,670	17,682,301
Oil, gas and consumable fuels 1.9%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
ConocoPhillips	87,708	3,427,629
Devon Energy Corp.	94,961	2,649,412
Exxon Mobil Corp.	161,063	12,538,755
Kinder Morgan, Inc.	388,448	6,389,970
Range Resources Corp.	159,431	4,712,780
Financials 13.0%		202,439,360
Banks 4.2%
Citigroup, Inc.	261,789	11,146,976
JPMorgan Chase & Co.	543,854	32,359,313

2SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Shares	Value
Financials (continued)
Banks (continued)
SVB Financial Group (I)	86,981	$8,812,915
The PNC Financial Services Group, Inc.	55,770	4,832,471
U.S. Bancorp	215,960	8,651,358
Capital markets 2.4%
Ares Capital Corp.	637,078	8,855,384
BlackRock, Inc.	29,667	9,323,151
Och-Ziff Capital Management Group LLC, Class A	865,074	4,463,782
T. Rowe Price Group, Inc.	71,464	5,070,371
The Goldman Sachs Group, Inc.	54,406	8,789,833
Consumer finance 1.9%
Discover Financial Services	420,161	19,239,172
Santander Consumer USA Holdings, Inc. (I)	591,175	6,177,779
Synchrony Financial (I)	171,028	4,860,616
Diversified financial services 1.2%
Berkshire Hathaway, Inc., Class B (I)	143,015	18,559,057
Insurance 1.1%
MetLife, Inc.	370,664	16,550,148
Real estate investment trusts 2.2%
American Tower Corp.	91,204	8,604,185
Digital Realty Trust, Inc.	100,491	8,047,319
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	348,139	6,249,095
Spirit Realty Capital, Inc.	419,121	4,392,388
Weyerhaeuser Company	291,060	7,454,047
Health care 9.0%		140,179,482
Biotechnology 2.0%
AbbVie, Inc.	67,467	3,703,938
Amgen, Inc.	59,617	9,105,304
Biogen, Inc. (I)	28,445	7,767,192
Gilead Sciences, Inc.	126,036	10,460,988
Health care equipment and supplies 1.4%
Medtronic PLC	137,291	10,423,133
Stryker Corp.	116,091	11,510,423
Health care providers and services 1.4%
Cardinal Health, Inc.	83,500	6,794,395
Express Scripts Holding Company (I)	200,748	14,427,759
Pharmaceuticals 4.2%
Bristol-Myers Squibb Company	94,264	5,859,450
Eli Lilly & Company	57,268	4,529,899
Johnson & Johnson	142,930	14,927,609
Novartis AG, ADR	42,622	3,323,237
Pfizer, Inc.	817,502	24,925,636
Roche Holding AG, ADR	260,831	8,456,141
Sanofi, ADR	95,206	3,964,378
Industrials 5.0%		78,239,313
Aerospace and defense 1.7%
Honeywell International, Inc.	92,248	9,519,994
United Technologies Corp.	194,520	17,057,459

SEE NOTES TO FUND'S INVESTMENTS3

Balanced Fund

	Shares	Value
Industrials (continued)
Air freight and logistics 0.5%
United Parcel Service, Inc., Class B	89,020	$8,296,664
Industrial conglomerates 1.4%
Danaher Corp.	79,824	6,916,750
General Electric Company	531,014	15,452,507
Machinery 0.5%
Stanley Black & Decker, Inc.	79,338	7,484,747
Professional services 0.9%
Nielsen Holdings PLC	280,548	13,511,192
Information technology 11.7%		181,421,525
Electronic equipment, instruments and components 0.7%
TE Connectivity, Ltd.	184,858	10,566,483
Internet software and services 4.2%
Alphabet, Inc., Class A (I)	35,114	26,734,044
Alphabet, Inc., Class C (I)	16,778	12,465,215
Facebook, Inc., Class A (I)	125,961	14,134,084
LinkedIn Corp., Class A (I)	61,195	12,111,102
IT services 0.7%
PayPal Holdings, Inc. (I)	307,229	11,103,256
Semiconductors and semiconductor equipment 1.2%
Applied Materials, Inc.	1,011,265	17,848,827
Software 2.0%
Microsoft Corp.	395,253	21,774,488
Oracle Corp.	260,890	9,472,916
Technology hardware, storage and peripherals 2.9%
Apple, Inc.	335,928	32,699,211
EMC Corp.	122,348	3,030,560
Seagate Technology PLC (L)	326,380	9,481,339
Materials 1.0%		15,781,529
Chemicals 1.0%
Eastman Chemical Company	257,826	15,781,529
Telecommunication services 2.1%		32,365,408
Diversified telecommunication services 2.1%
CenturyLink, Inc.	353,554	8,987,343
Verizon Communications, Inc.	467,842	23,378,065
Utilities 1.5%		23,151,192
Electric utilities 1.2%
PPL Corp.	523,151	18,341,674
Independent power and renewable electricity producers 0.3%
AES Corp.	506,265	4,809,518
Preferred securities 0.2%		$3,869,140
(Cost $4,002,929)
Financials 0.1%		2,957,902
Banks 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	38,029	967,838
Regions Financial Corp., 6.375%	19,025	496,172
Wells Fargo & Company, Series L, 7.500%	300	175,800

4SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

				Shares	Value
Financials (continued)
Capital markets 0.0%
Hercules Technology Growth Capital, Inc., 7.000%				31,798	$800,038
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)				15,975	398,896
Real estate investment trusts 0.0%
Weyerhaeuser Company, 6.375%				2,600	119,158
Utilities 0.1%					911,238
Electric utilities 0.0%
Exelon Corp., 6.500%				6,300	271,026
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%				12,866	640,212
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 11.1%					$172,769,066
(Cost $169,560,414)
U.S. Government 4.9%					75,712,628
Treasury Inflation Protected Security Note	0.375		07-15-25	5,870,161	5,797,089
U.S. Treasury
Bond	2.500		02-15-45	9,008,000	8,537,188
Bond	2.875		08-15-45	17,190,000	17,602,955
Bond	3.375		05-15-44	13,890,000	15,700,034
Note	1.000		05-15-18	5,550,000	5,564,957
Note	2.250		11-15-25	21,878,000	22,510,405
U.S. Government Agency 6.2%					97,056,438
Federal Home Loan Bank
15 Year Pass Thru	2.900		09-05-25	261,905	260,776
15 Year Pass Thru	3.250		06-21-27	521,212	521,301
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500		09-01-27	783,325	806,060
15 Year Pass Thru	3.500		03-01-26	2,789,174	2,950,817
30 Year Pass Thru (P)	2.536		06-01-44	620,861	638,568
30 Year Pass Thru (P)	2.667		05-01-44	605,419	624,670
30 Year Pass Thru (P)	2.977		03-01-44	320,857	332,696
30 Year Pass Thru	3.000		03-01-43	1,170,627	1,199,892
30 Year Pass Thru	4.500		03-01-41	3,075,981	3,390,021
30 Year Pass Thru	5.500		11-01-39	2,296,913	2,580,276
Federal National Mortgage Association
15 Year Pass Thru	3.000		07-01-27	903,359	943,305
15 Year Pass Thru	3.500		02-01-26	160,936	170,357
15 Year Pass Thru	3.500		03-01-26	600,256	635,394
15 Year Pass Thru	6.500		08-01-16	316	319
30 Year Pass Thru (P)	2.518		06-01-44	981,674	1,012,082
30 Year Pass Thru (P)	2.548		04-01-44	876,906	903,966
30 Year Pass Thru (P)	2.919		03-01-44	325,526	337,929
30 Year Pass Thru	3.000		09-01-42	2,795,297	2,859,938
30 Year Pass Thru	3.000		02-01-43	733,671	750,408
30 Year Pass Thru	3.000		03-01-43	286,598	294,076
30 Year Pass Thru	3.000		05-01-43	444,776	456,382
30 Year Pass Thru	3.500		06-01-42	6,744,390	7,092,938
30 Year Pass Thru	3.500		06-01-43	12,234,559	12,863,014
30 Year Pass Thru	3.500		04-01-45	2,314,798	2,430,086

SEE NOTES TO FUND'S INVESTMENTS5

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Year Pass Thru	3.500		04-01-45	902,503	$947,452
30 Year Pass Thru	4.000		01-01-41	3,148,241	3,367,389
30 Year Pass Thru	4.000		10-01-41	17,423,128	18,635,942
30 Year Pass Thru	4.000		01-01-42	4,542,009	4,863,143
30 Year Pass Thru	4.500		11-01-39	4,735,115	5,159,795
30 Year Pass Thru	4.500		09-01-40	2,517,147	2,744,477
30 Year Pass Thru	4.500		05-01-41	1,570,399	1,712,226
30 Year Pass Thru	4.500		07-01-41	4,661,588	5,103,709
30 Year Pass Thru	4.500		01-01-43	1,973,115	2,151,312
30 Year Pass Thru	5.000		03-01-41	2,198,892	2,451,797
30 Year Pass Thru	5.000		04-01-41	3,583,840	3,990,434
30 Year Pass Thru	5.500		11-01-39	1,261,904	1,415,757
30 Year Pass Thru	6.500		01-01-39	384,678	446,952
30 Year Pass Thru	7.000		06-01-32	1,343	1,593
30 Year Pass Thru	7.500		04-01-31	3,697	4,449
30 Year Pass Thru	8.000		01-01-31	3,095	3,762
Government National Mortgage Association 30 Year Pass Thru	9.000		04-15-21	861	978
Foreign government obligations 0.0%					$630,917
(Cost $483,398)
Argentina 0.0%					630,917
Republic of Argentina Bond (H)	8.280		12-31-33	560,815	630,917
Corporate bonds 14.9%					$231,540,957
(Cost $243,745,874)
Consumer discretionary 2.0%					31,298,927
Auto components 0.3%
Dana Holding Corp.	6.000		09-15-23	650,000	619,125
Delphi Automotive PLC	4.250		01-15-26	645,000	645,679
Delphi Corp.	5.000		02-15-23	1,905,000	1,990,725
Nemak SAB de CV (S)	5.500		02-28-23	450,000	447,750
ZF North America Capital, Inc. (S)	4.750		04-29-25	540,000	506,250
Automobiles 0.6%
Ford Motor Company	4.750		01-15-43	225,000	205,787
Ford Motor Credit Company LLC	2.551		10-05-18	630,000	626,215
Ford Motor Credit Company LLC	5.875		08-02-21	2,175,000	2,397,613
General Motors Company	4.875		10-02-23	1,530,000	1,546,599
General Motors Company	6.250		10-02-43	910,000	915,352
General Motors Financial Company, Inc.	3.450		04-10-22	800,000	768,478
General Motors Financial Company, Inc.	4.000		01-15-25	1,175,000	1,097,142
General Motors Financial Company, Inc.	4.375		09-25-21	1,170,000	1,189,098
Hyundai Capital America (S)	2.400		10-30-18	875,000	876,451
Diversified consumer services 0.1%
Service Corp. International	5.375		05-15-24	600,000	633,000
Hotels, restaurants and leisure 0.1%
CCM Merger, Inc. (S)	9.125		05-01-19	500,000	515,000
Eldorado Resorts, Inc. (S)	7.000		08-01-23	265,000	261,025
International Game Technology PLC (S)	6.500		02-15-25	355,000	317,725
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	500,000	491,250
Household durables 0.0%
Newell Rubbermaid, Inc.	2.150		10-15-18	350,000	341,409

6SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and catalog retail 0.2%
Amazon.com, Inc.	4.950		12-05-44	1,190,000	$1,257,393
QVC, Inc.	4.375		03-15-23	575,000	551,285
QVC, Inc.	5.125		07-02-22	1,170,000	1,189,906
QVC, Inc.	5.450		08-15-34	630,000	509,973
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875		10-01-23	150,000	152,625
Media 0.5%
21st Century Fox America, Inc.	6.150		03-01-37	270,000	287,954
21st Century Fox America, Inc.	6.400		12-15-35	460,000	520,256
Altice Financing SA (S)	6.500		01-15-22	225,000	223,875
Altice Financing SA (S)	6.625		02-15-23	325,000	319,313
AMC Entertainment, Inc.	5.875		02-15-22	434,000	447,020
Carmike Cinemas, Inc. (S)	6.000		06-15-23	275,000	284,969
CCO Safari II LLC (S)	6.484		10-23-45	790,000	794,493
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	570,000	527,963
Midcontinent Communications (S)	6.875		08-15-23	280,000	282,800
Myriad International Holdings BV (S)	5.500		07-21-25	370,000	352,144
Radio One, Inc. (S)	9.250		02-15-20	500,000	395,000
Scripps Networks Interactive, Inc.	3.950		06-15-25	860,000	829,594
Sinclair Television Group, Inc. (S)	5.625		08-01-24	171,000	167,366
Time Warner Cable, Inc.	8.250		04-01-19	525,000	604,609
Time Warner, Inc.	3.600		07-15-25	550,000	534,165
Time Warner, Inc.	3.875		01-15-26	1,275,000	1,261,842
Townsquare Media, Inc. (S)	6.500		04-01-23	85,000	78,838
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	800,000	824,410
Specialty retail 0.1%
AutoNation, Inc.	4.500		10-01-25	360,000	368,811
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	670,000	422,100
L Brands, Inc.	6.625		04-01-21	1,050,000	1,168,125
Textiles, apparel and luxury goods 0.0%
Hot Topic, Inc. (S)	9.250		06-15-21	615,000	550,425
Consumer staples 0.8%					12,533,893
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	2,000,000	2,071,818
Constellation Brands, Inc.	4.250		05-01-23	525,000	537,469
Constellation Brands, Inc.	4.750		11-15-24	275,000	287,031
Food and staples retailing 0.3%
CVS Health Corp.	5.125		07-20-45	950,000	1,023,830
SUPERVALU, Inc.	7.750		11-15-22	650,000	552,500
Tops Holding II Corp.	8.750		06-15-18	209,000	203,775
Tops Holding LLC (S)	8.000		06-15-22	990,000	940,500
Whole Foods Market, Inc. (S)	5.200		12-03-25	1,140,000	1,142,164
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	500,000	582,070
Kraft Heinz Foods Company (S)	2.000		07-02-18	1,000,000	998,934
Kraft Heinz Foods Company (S)	4.875		02-15-25	510,000	545,682
Kraft Heinz Foods Company (S)	5.200		07-15-45	635,000	666,269
Post Holdings, Inc. (S)	7.750		03-15-24	270,000	287,550

SEE NOTES TO FUND'S INVESTMENTS7

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.0%
Central Garden & Pet Company	6.125		11-15-23	110,000	$112,475
HRG Group, Inc.	7.875		07-15-19	510,000	532,313
Personal products 0.0%
Revlon Consumer Products Corp.	5.750		02-15-21	540,000	526,500
Tobacco 0.1%
Alliance One International, Inc.	9.875		07-15-21	1,335,000	1,057,988
Vector Group, Ltd.	7.750		02-15-21	445,000	465,025
Energy 1.1%					17,062,571
Energy equipment and services 0.0%
Rowan Companies, Inc.	4.875		06-01-22	445,000	294,137
Teine Energy, Ltd. (S)	6.875		09-30-22	300,000	239,625
Oil, gas and consumable fuels 1.1%
Cimarex Energy Company	4.375		06-01-24	1,090,000	954,140
CNOOC Finance 2013, Ltd.	3.000		05-09-23	790,000	746,573
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	625,000	563,921
Continental Resources, Inc.	5.000		09-15-22	1,668,000	1,167,600
DCP Midstream LLC (S)	9.750		03-15-19	690,000	650,990
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	585,000	333,450
DCP Midstream Operating LP	3.875		03-15-23	340,000	228,604
Enbridge Energy Partners LP	4.375		10-15-20	555,000	525,380
Energy Transfer Partners LP	5.150		03-15-45	635,000	435,461
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	690,000	552,000
EP Energy LLC	7.750		09-01-22	300,000	105,000
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	709,000	338,548
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	127,000	60,643
Kerr-McGee Corp.	6.950		07-01-24	530,000	526,123
Kinder Morgan, Inc.	5.550		06-01-45	800,000	626,915
Lukoil International Finance BV (S)	3.416		04-24-18	1,000,000	978,750
MPLX LP	4.000		02-15-25	185,000	136,830
MPLX LP (S)	4.875		12-01-24	255,000	199,074
Newfield Exploration Company	5.750		01-30-22	530,000	454,655
Petroleos Mexicanos	4.875		01-24-22	540,000	506,250
Regency Energy Partners LP	5.000		10-01-22	150,000	126,056
Regency Energy Partners LP	5.500		04-15-23	830,000	697,200
Regency Energy Partners LP	5.875		03-01-22	230,000	210,599
Shell International Finance BV	4.375		05-11-45	1,550,000	1,440,156
Summit Midstream Holdings LLC	7.500		07-01-21	295,000	215,350
Sunoco Logistics Partners Operations LP	4.400		04-01-21	700,000	652,761
Tesoro Logistics LP	6.125		10-15-21	725,000	656,125
Whiting Petroleum Corp.	6.250		04-01-23	620,000	387,500
Williams Partners LP	4.875		05-15-23	330,000	250,808
Williams Partners LP	4.875		03-15-24	1,365,000	1,023,732
WPX Energy, Inc.	5.250		09-15-24	172,000	93,740
WPX Energy, Inc.	6.000		01-15-22	550,000	317,625
Zhaikmunai LLP (S)	6.375		02-14-19	500,000	366,250
Financials 6.0%					92,797,792
Banks 2.5%
Bank of America Corp.	3.950		04-21-25	300,000	292,581

8SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	4.200		08-26-24	600,000	$595,776
Bank of America Corp.	4.250		10-22-26	660,000	651,093
Bank of America Corp.	6.875		04-25-18	1,150,000	1,261,158
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	1,070,000	1,070,000
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	1,125,000	1,135,890
BankUnited, Inc.	4.875		11-17-25	900,000	891,910
Barclays Bank PLC (S)	10.179		06-12-21	925,000	1,230,800
Barclays PLC	4.375		01-12-26	670,000	676,277
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (Q)(S)	7.375		08-19-25	200,000	196,250
BPCE SA (S)	4.500		03-15-25	730,000	696,881
BPCE SA (S)	5.700		10-22-23	900,000	936,231
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20	600,000	589,500
Commerzbank AG (S)	8.125		09-19-23	1,025,000	1,151,403
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19	765,000	719,799
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	1,275,000	1,241,337
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	825,000	898,638
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	635,000	569,516
HBOS PLC (S)	6.750		05-21-18	1,403,000	1,533,313
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	255,000	244,800
ING Bank NV (S)	5.800		09-25-23	895,000	963,089
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	210,000	203,438
JPMorgan Chase & Co.	4.625		05-10-21	1,755,000	1,909,243
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19	925,000	867,188
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	535,000	509,641
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,400,000	1,515,500
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	1,175,000	1,186,016
Lloyds Banking Group PLC (S)	5.300		12-01-45	1,010,000	1,030,402
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	550,000	569,250
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	810,000	793,800
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	775,000	807,970
Popular, Inc.	7.000		07-01-19	435,000	405,094
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	2,224,000	2,702,605
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	450,000	461,813
Santander UK Group Holdings PLC (S)	4.750		09-15-25	700,000	694,593
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000		09-29-25	800,000	790,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	735,000	766,542
Swedbank AB (S)	2.125		09-29-17	630,000	635,821
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	900,000	839,250
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	1,115,000	1,197,231
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	1,050,000	1,104,453
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	940,000	948,225
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	982,000	1,026,190

SEE NOTES TO FUND'S INVESTMENTS9

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 0.9%
Ares Capital Corp.	3.875		01-15-20	965,000	$983,058
Credit Suisse Group Funding Guernsey, Ltd. (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	450,000	461,961
Deutsche Bank AG	4.500		04-01-25	835,000	743,748
FS Investment Corp.	4.000		07-15-19	780,000	788,290
Jefferies Group LLC	6.875		04-15-21	1,040,000	1,172,464
Jefferies Group LLC	8.500		07-15-19	445,000	511,377
Macquarie Bank, Ltd. (S)	4.875		06-10-25	960,000	951,276
Morgan Stanley	2.450		02-01-19	530,000	531,929
Morgan Stanley	4.300		01-27-45	490,000	462,242
Morgan Stanley	5.500		01-26-20	1,000,000	1,098,584
Morgan Stanley	5.550		04-27-17	515,000	539,370
Morgan Stanley	7.300		05-13-19	1,660,000	1,902,397
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	600,000	593,625
Stifel Financial Corp.	4.250		07-18-24	660,000	659,527
The Bear Stearns Companies LLC	7.250		02-01-18	1,000,000	1,099,598
The Goldman Sachs Group, Inc.	3.750		05-22-25	720,000	723,392
The Goldman Sachs Group, Inc.	4.750		10-21-45	355,000	351,906
The Goldman Sachs Group, Inc.	5.250		07-27-21	570,000	632,491
The Goldman Sachs Group, Inc.	5.750		01-24-22	430,000	488,241
Consumer finance 0.6%
Ally Financial, Inc.	3.250		11-05-18	810,000	792,686
Ally Financial, Inc.	5.125		09-30-24	1,265,000	1,282,394
Capital One Financial Corp.	2.450		04-24-19	950,000	951,371
Capital One Financial Corp.	4.200		10-29-25	955,000	956,913
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	785,000	780,584
Capital One NA	2.350		08-17-18	570,000	571,607
Credit Acceptance Corp.	6.125		02-15-21	590,000	564,925
Credito Real SAB de CV (S)	7.500		03-13-19	785,000	768,319
Discover Bank	2.600		11-13-18	1,100,000	1,101,599
Discover Financial Services	3.950		11-06-24	1,075,000	1,081,135
Enova International, Inc.	9.750		06-01-21	645,000	464,400
Diversified financial services 0.4%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-25	657,769	669,280
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	371,709	375,426
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-24	507,974	528,926
Leucadia National Corp.	5.500		10-18-23	1,200,000	1,141,932
McGraw Hill Financial, Inc.	4.000		06-15-25	845,000	852,827
McGraw Hill Financial, Inc.	4.400		02-15-26	650,000	673,164
NewStar Financial, Inc.	7.250		05-01-20	975,000	906,750
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	1,054,000	1,022,380
Insurance 0.6%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	385,000	394,760
Assured Guaranty US Holdings, Inc. (L)	5.000		07-01-24	1,020,000	1,074,337
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	400,000	426,000
CNO Financial Group, Inc.	5.250		05-30-25	945,000	954,450
MetLife, Inc.	6.400		12-15-66	805,000	845,250
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	645,000	672,413

10SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Pacific LifeCorp. (S)	6.000		02-10-20	485,000	$542,330
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	560,000	543,900
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	518,000	543,253
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	325,000	325,455
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	925,000	1,156,235
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	995,000	1,072,113
Real estate investment trusts 0.9%
American Tower Corp.	3.400		02-15-19	635,000	650,627
American Tower Corp.	4.700		03-15-22	550,000	580,487
Corrections Corp. of America	4.625		05-01-23	480,000	472,800
Corrections Corp. of America	5.000		10-15-22	235,000	238,231
Crown Castle International Corp.	4.450		02-15-26	755,000	759,553
Crown Castle Towers LLC (S)	6.113		01-15-40	1,040,000	1,143,114
Highwoods Realty LP	5.850		03-15-17	925,000	964,339
Iron Mountain, Inc.	5.750		08-15-24	1,075,000	1,061,563
Iron Mountain, Inc.	6.000		08-15-23	430,000	447,200
iStar, Inc.	5.000		07-01-19	180,000	169,200
MPT Operating Partnership LP	6.375		02-15-22	465,000	471,975
Omega Healthcare Investors, Inc.	4.500		01-15-25	515,000	507,003
Omega Healthcare Investors, Inc.	4.950		04-01-24	610,000	619,325
Omega Healthcare Investors, Inc.	5.250		01-15-26	385,000	399,661
Ventas Realty LP	3.500		02-01-25	660,000	639,024
Ventas Realty LP	3.750		05-01-24	570,000	567,082
Ventas Realty LP	4.750		06-01-21	880,000	949,898
Vereit Operating Partnership LP	4.600		02-06-24	900,000	847,125
Welltower, Inc.	3.750		03-15-23	355,000	352,169
Welltower, Inc.	4.125		04-01-19	1,480,000	1,551,018
Thrifts and mortgage finance 0.1%
Nationstar Mortgage LLC	6.500		07-01-21	585,000	516,263
Nationstar Mortgage LLC	7.875		10-01-20	595,000	566,738
Nationstar Mortgage LLC	9.625		05-01-19	340,000	353,175
Quicken Loans, Inc. (S)	5.750		05-01-25	500,000	468,750
Stearns Holdings, Inc. (S)	9.375		08-15-20	265,000	258,375
Health care 0.7%					11,461,274
Biotechnology 0.2%
AbbVie, Inc.	3.600		05-14-25	1,085,000	1,086,863
Celgene Corp.	5.000		08-15-45	1,260,000	1,258,542
Health care equipment and supplies 0.1%
Alere, Inc.	7.250		07-01-18	450,000	466,256
Medtronic, Inc.	4.625		03-15-45	1,050,000	1,103,087
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	775,000	755,296
Health care providers and services 0.3%
Centene Corp. (S)	6.125		02-15-24	230,000	235,750
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	275,000	266,750
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	325,000	325,813
HCA, Inc.	5.250		04-15-25	745,000	763,625
MEDNAX, Inc. (S)	5.250		12-01-23	125,000	128,125
Molina Healthcare, Inc. (S)	5.375		11-15-22	55,000	55,000

SEE NOTES TO FUND'S INVESTMENTS11

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Select Medical Corp.	6.375		06-01-21	805,000	$684,250
UnitedHealth Group, Inc.	1.450		07-17-17	865,000	867,446
UnitedHealth Group, Inc.	3.750		07-15-25	1,055,000	1,098,204
WellCare Health Plans, Inc.	5.750		11-15-20	570,000	579,975
Pharmaceuticals 0.1%
Actavis Funding SCS	3.800		03-15-25	635,000	644,266
Mallinckrodt International Finance SA (S)	5.750		08-01-22	555,000	530,025
Quintiles Transnational Corp. (S)	4.875		05-15-23	205,000	207,563
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25	450,000	404,438
Industrials 2.1%					32,033,248
Aerospace and defense 0.3%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	200,000	197,000
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	540,000	557,550
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	125,000	128,750
Lockheed Martin Corp.	2.900		03-01-25	776,000	756,728
Lockheed Martin Corp.	4.700		05-15-46	550,000	582,179
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	2,680,000	1,902,800
Textron, Inc.	3.875		03-01-25	440,000	439,663
Textron, Inc.	7.250		10-01-19	400,000	459,235
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	1,035,000	926,325
Airlines 0.8%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	1,082,104	1,125,389
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	496,237	524,770
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		01-15-22	396,610	401,568
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	1,007,030	973,577
American Airlines, Inc.	4.100		07-15-29	1,125,000	1,130,625
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	1,151,106	1,202,906
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	358,754	368,620
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	742,959	817,255
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	348,298	393,577
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	712,577	758,895
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	513,683	571,113
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	765,000	773,606
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	740,000	743,700
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	617,252	678,977
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	1,083,785	1,203,002
Building products 0.1%
Builders FirstSource, Inc. (S)	10.750		08-15-23	380,000	355,775
Masco Corp.	4.450		04-01-25	510,000	510,000
Owens Corning	4.200		12-15-22	825,000	836,439
Commercial services and supplies 0.1%
Casella Waste Systems, Inc.	7.750		02-15-19	490,000	475,300
Safway Group Holding LLC (S)	7.000		05-15-18	245,000	240,100
Construction and engineering 0.0%
Tutor Perini Corp.	7.625		11-01-18	575,000	575,000
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	200,000	197,000

12SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	1,786,000	$1,835,115
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	450,000	202,500
Machinery 0.1%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	275,000	222,750
SPL Logistics Escrow LLC (S)	8.875		08-01-20	469,000	426,790
Trinity Industries, Inc.	4.550		10-01-24	1,040,000	929,998
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	1,115,000	1,094,121
Trading companies and distributors 0.4%
Ahern Rentals, Inc. (S)	7.375		05-15-23	700,000	511,000
Air Lease Corp.	3.375		01-15-19	715,000	709,191
Air Lease Corp.	3.875		04-01-21	375,000	375,000
Air Lease Corp.	4.750		03-01-20	370,000	384,800
Air Lease Corp.	5.625		04-01-17	345,000	356,558
Aircastle, Ltd.	5.500		02-15-22	415,000	412,925
Aircastle, Ltd.	6.250		12-01-19	240,000	253,200
Aircastle, Ltd.	7.625		04-15-20	250,000	273,750
Ashtead Capital, Inc. (S)	5.625		10-01-24	275,000	264,688
International Lease Finance Corp. (S)	7.125		09-01-18	1,455,000	1,575,038
United Rentals North America, Inc.	5.500		07-15-25	500,000	446,875
United Rentals North America, Inc.	5.750		11-15-24	600,000	553,500
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	435,000	398,025
Information technology 0.5%					6,875,374
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250		10-15-22	525,000	546,000
Internet software and services 0.1%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	300,000	280,125
Ancestry.com, Inc.	11.000		12-15-20	265,000	280,900
Rackspace Hosting, Inc. (S)	6.500		01-15-24	645,000	588,563
VeriSign, Inc.	5.250		04-01-25	510,000	504,451
IT services 0.2%
Fidelity National Information Services, Inc.	5.000		10-15-25	700,000	730,753
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	500,000	455,000
Visa, Inc.	3.150		12-14-25	1,125,000	1,144,035
Visa, Inc.	4.300		12-14-45	1,120,000	1,161,359
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875		02-15-22	680,000	605,200
Qorvo, Inc. (S)	6.750		12-01-23	325,000	320,938
Qorvo, Inc. (S)	7.000		12-01-25	260,000	258,050
Materials 0.6%					9,797,502
Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000		05-07-20	2,065,000	2,054,675
NOVA Chemicals Corp. (S)	5.000		05-01-25	910,000	853,125
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,030,000	808,550
Rain CII Carbon LLC (S)	8.250		01-15-21	670,000	505,857
Construction materials 0.1%
Cemex SAB de CV (S)	6.125		05-05-25	580,000	496,451

SEE NOTES TO FUND'S INVESTMENTS13

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Cemex SAB de CV (S)	6.500		12-10-19	550,000	$519,063
Containers and packaging 0.0%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	312,348	287,360
Wise Metals Group LLC (S)	8.750		12-15-18	465,000	390,600
Metals and mining 0.2%
Allegheny Technologies, Inc.	9.375		06-01-19	1,095,000	808,110
ArcelorMittal	10.850		06-01-19	2,000,000	1,860,000
Commercial Metals Company	7.350		08-15-18	500,000	510,000
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	300,000	300,123
Paper and forest products 0.0%
Norbord, Inc. (S)	6.250		04-15-23	415,000	403,588
Telecommunication services 0.7%					11,345,908
Diversified telecommunication services 0.4%
AT&T, Inc.	4.750		05-15-46	575,000	508,508
Columbus International, Inc. (S)	7.375		03-30-21	325,000	325,813
GCI, Inc.	6.875		04-15-25	485,000	475,300
T-Mobile USA, Inc.	6.125		01-15-22	240,000	244,200
T-Mobile USA, Inc.	6.250		04-01-21	285,000	290,700
Telecom Italia Capital SA	7.200		07-18-36	1,875,000	1,828,125
Telecom Italia Capital SA	7.721		06-04-38	1,175,000	1,210,015
Verizon Communications, Inc.	4.400		11-01-34	630,000	574,531
Verizon Communications, Inc.	5.012		08-21-54	430,000	382,293
Verizon Communications, Inc.	6.550		09-15-43	431,000	499,455
Wind Acquisition Finance SA (S)	7.375		04-23-21	600,000	570,372
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849		04-15-23	695,000	698,551
Comcel Trust (S)	6.875		02-06-24	550,000	440,000
Digicel Group, Ltd. (S)	8.250		09-30-20	885,000	715,854
Digicel, Ltd. (S)	6.750		03-01-23	375,000	322,500
Millicom International Cellular SA (S)	4.750		05-22-20	665,000	580,013
Millicom International Cellular SA (S)	6.625		10-15-21	450,000	400,500
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	330,000	285,859
SBA Tower Trust (S)	3.598		04-15-43	590,000	595,071
SoftBank Group Corp. (S)	4.500		04-15-20	400,000	398,248
Utilities 0.4%					6,334,468
Electric utilities 0.2%
Beaver Valley II Funding Corp.	9.000		06-01-17	37,000	39,220
Electricite de France SA (S)	3.625		10-13-25	550,000	548,350
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	900,000	806,625
Empresa Electrica Angamos SA (S)	4.875		05-25-29	540,000	467,668
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	620,000	651,074
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	500,000	551,237
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	450,000	495,000
Talen Energy Supply LLC	6.500		06-01-25	305,000	207,400
Independent power and renewable electricity producers 0.2%
Dynegy, Inc.	6.750		11-01-19	175,000	169,094
Dynegy, Inc.	7.625		11-01-24	1,065,000	937,200

14SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NRG Yield Operating LLC	5.375		08-15-24	1,740,000	$1,461,600
Capital preferred securities 0.3%					$4,100,394
(Cost $4,415,431)
Financials 0.3%					4,100,394
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		02-22-16	1,094,000	815,030
Sovereign Capital Trust VI	7.908		06-13-36	180,000	182,710
Capital markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000		03-07-16	1,195,000	808,866
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	160,000	192,000
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68	500,000	670,000
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	1,430,000	1,431,788
Convertible bonds 0.0%					$397,700
(Cost $485,000)
Utilities 0.0%					397,700
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20	485,000	397,700
Municipal bonds 0.1%					$946,358
(Cost $947,600)
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A1	1.467		07-01-22	947,761	946,358
Term loans (M) 0.0%					$764,581
(Cost $936,484)
Industrials 0.0%					519,750
Airlines 0.0%
GOL LuxCo S.A.	6.500		08-31-20	550,000	519,750
Utilities 0.0%					244,831
Electric utilities 0.0%
ExGen Texas Power LLC	5.750		09-16-21	394,889	244,831
Collateralized mortgage obligations 4.6%					$70,959,583
(Cost $71,362,436)
Commercial and residential 4.3%					66,327,947
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.007		08-25-35	260,633	250,261
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.647		06-25-45	1,045,117	972,208
Series 2005-1, Class AHM (P)	2.844		06-25-45	447,078	442,064
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	835,000	811,083
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.026		09-15-26	560,000	553,328
Series 2014-ICTS, Class D (P) (S)	2.326		06-15-28	515,000	510,748
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	690,000	592,016
BBCMS Trust
Series 2015, Class C (P) (S)	2.426		02-15-28	350,000	338,838
Series 2015-MSQ, Class D (P) (S)	4.123		09-15-22	900,000	888,196
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.090		03-25-35	402,637	402,536

SEE NOTES TO FUND'S INVESTMENTS15

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-5, Class A2 (P)	2.480		08-25-35	573,995	$574,114
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.127		01-25-35	1,163,103	1,131,633
Series 2005-5, Class 1A4 (P)	0.987		07-25-35	637,130	604,908
Series 2005-7, Class 11A1 (P)	0.967		08-25-35	778,204	740,177
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750		10-25-34	359,907	364,713
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.430		07-05-33	1,000,000	957,594
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.926		08-15-29	1,430,000	1,380,704
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058		03-10-33	1,140,000	1,033,224
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	580,000	539,870
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.115		05-15-29	800,000	740,793
Series 2015-JWRZ, Class GL2 (P) (S)	4.114		05-15-29	800,000	744,313
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.426		12-15-27	815,000	787,411
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	600,000	549,693
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E (P) (S)	2.776		06-15-33	1,140,000	1,100,698
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.819		06-10-46	10,212,104	305,889
Series 2015-CR27, Class B (P)	4.510		10-10-58	377,000	379,905
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.269		10-15-45	7,049,133	646,211
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	1,000,000	1,005,091
Series 2013-CR11, Class B (P)	5.331		10-10-46	1,600,000	1,764,411
Series 2013-CR13, Class C (P)	4.911		12-10-23	575,000	580,277
Series 2013-CR6, Class XA IO	1.638		03-10-46	6,895,473	358,909
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	755,000	822,651
Series 2014-FL4, Class D (P) (S)	2.874		07-13-31	1,040,000	1,014,774
Series 2014-TWC, Class D (P) (S)	2.567		02-13-32	740,000	718,504
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.574		08-13-27	1,035,000	995,084
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.986		08-15-45	4,109,217	342,303
Series 2014-CR15, Class XA IO	1.474		02-10-47	8,672,856	501,691
Series 2014-CR16, Class C (P)	5.069		04-10-47	1,110,000	1,109,643
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979		02-10-34	760,000	686,137
Credit Suisse Commercial Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.576		04-15-27	1,275,000	1,264,268
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.697		06-25-34	626,477	592,553
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-19	360,000	344,653
Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-19	1,045,000	972,059
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.194		08-19-34	461,196	445,408
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.925		05-15-34	1,139,000	1,093,746

16SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Trust Series 2015-590M, Class C (P) (S)	3.932		10-10-35	320,000	$312,254
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (P)	0.876		06-20-35	1,071,439	980,834
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.481		07-15-29	1,015,000	970,852
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.180		11-05-30	632,524	628,205
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	1,064,000	1,067,023
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.080		08-05-34	635,000	622,783
Impac Mortgage Holdings, Inc. Series 2004-4, Class M2 (P)	1.237		02-25-35	605,000	553,507
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.224		07-25-35	12,828,817	969,458
Series 2005-AR8, Class AX2 IO	2.257		05-25-35	16,207,800	1,224,788
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.831		04-15-47	1,190,000	1,164,546
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	4,740,000	381,793
Series 2014-FBLU, Class D (P) (S)	3.026		12-15-28	1,220,000	1,219,636
Series 2014-FBLU, Class E (P) (S)	3.926		12-15-28	845,000	836,977
Series 2014-FL5, Class C (P) (S)	2.526		07-15-31	1,350,000	1,314,327
Series 2014-INN, Class F (P) (S)	4.426		06-15-29	765,000	749,089
Series 2014-PHH, Class C (P) (S)	2.526		08-15-27	1,335,000	1,315,924
Series 2015-MAR7, Class C (S)	4.490		06-05-32	930,000	920,631
Series 2015-SG, Class B (P) (S)	3.176		07-15-36	760,000	742,637
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.527		11-25-34	825,000	799,032
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	825,522	798,655
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.320		02-15-46	810,000	796,236
Series 2014-C18, Class 300D	5.279		08-15-31	510,000	510,735
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.438		09-09-32	1,850,000	1,864,806
Series 2015, Class XLF1 C (P) (S)	2.625		08-14-31	905,000	898,214
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.862		08-25-34	721,316	711,057
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.757		05-25-35	420,925	391,933
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.877		04-25-35	705,000	642,793
Series 2005-3, Class APT (P)	0.717		07-25-35	586,945	571,018
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.690		03-25-44	563,514	548,691
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963		10-10-36	475,000	452,561
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.866		05-10-63	7,314,539	462,871
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079		12-13-29	1,044,000	1,043,772
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.717		12-25-45	553,721	507,609
Series 2005-AR2, Class 2A1B (P)	0.797		01-25-45	243,044	219,827

SEE NOTES TO FUND'S INVESTMENTS17

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR2, Class 2A3 (P)	0.777		01-25-45	1,003,438	$925,862
Series 2005-AR8, Class 2AB2 (P)	0.847		07-25-45	624,590	565,880
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800		03-18-28	1,970,000	1,922,579
Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	900,000	817,715
Series 2015-LC22, Class B (P)	4.690		09-15-58	530,000	544,271
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.324		11-15-45	8,917,380	826,858
Series 2013-C16, Class B (P)	5.147		09-15-46	425,000	456,395
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.997		11-15-29	120,514	118,023
U.S. Government Agency 0.3%					4,631,636
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.277		10-25-27	685,000	670,063
Series 2015-DNA1, Class M3 (P)	3.727		10-25-27	250,000	232,536
Series 290, Class IO	3.500		11-15-32	4,515,714	740,031
Series K017, Class X1 IO	1.565		12-25-21	5,713,508	379,403
Series K022, Class X1 IO	1.413		07-25-22	17,822,870	1,184,413
Series K709, Class X1 IO	1.658		03-25-19	3,081,223	126,598
Series K710, Class X1 IO	1.897		05-25-19	7,695,441	376,517
Series K711, Class X1 IO	1.821		07-25-19	8,232,015	398,427
Federal National Mortgage Association Series 2012-137, Class WI IO	3.500		12-25-32	1,827,123	311,921
Government National Mortgage Association Series 2012-114, Class IO	0.927		01-16-53	2,997,809	211,727
Asset backed securities 6.7%					$104,129,205
(Cost $103,661,498)
Asset Backed Securities 6.7%					104,129,205
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.102		05-25-35	440,000	422,791
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.877		10-25-35	1,770,000	1,603,916
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	1,155,000	1,164,340
Series 2015-1, Class A4	1.750		05-15-20	1,150,000	1,155,576
Ally Master Owner Trust
Series 2012-4, Class A	1.720		07-15-19	2,505,000	2,515,723
Series 2015-3, Class A	1.630		05-15-20	1,445,000	1,445,486
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	1,155,000	1,161,846
Series 2014-4, Class A	1.430		06-15-20	1,345,000	1,353,809
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.897		05-25-35	865,000	818,284
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,330,000	1,353,596
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	1,360,000	1,395,271
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.502		01-25-34	270,510	249,103
Series 2004-W6, Class M1 (P)	1.252		05-25-34	158,325	150,108
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	6,135,000	6,147,656
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	1,065,000	1,063,245

18SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Series 2015-1, Class A4 (S)	1.660		09-15-20	1,090,000	$1,085,227
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.667		07-25-36	1,414,967	1,327,078
Series 2006-1A, Class A3 (P) (S)	0.777		07-25-36	710,000	603,062
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	540,000	539,513
Series 2015-2, Class A4	1.750		01-15-21	950,000	941,275
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480		07-15-20	4,040,000	4,063,947
Series 2015-A5, Class A5	1.600		05-17-21	1,590,000	1,599,825
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160		06-17-19	1,275,000	1,275,234
Series 2015-2, Class A4	1.800		03-15-21	535,000	538,988
Series 2016-1, Class A4	1.880		06-15-21	600,000	599,965
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	1,017,000	1,019,424
Series 2014-A7, Class A	1.380		11-15-19	1,605,000	1,612,089
Series 2015, Class A2A	1.590		02-18-20	1,595,000	1,607,260
Series 2015-A5, Class A	1.360		04-15-20	2,500,000	2,506,786
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760		12-16-19	570,000	572,206
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	810,000	867,904
Series 2014-A8, Class A8	1.730		04-09-20	1,450,000	1,464,833
Citicorp Residential Mortgage Trust Series 2007-2, Class A6	6.265		06-25-37	406,066	419,107
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	2,022,963	2,045,077
CNH Equipment Trust Series 2015-C, Class A3	1.660		11-16-20	1,980,000	1,989,762
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B	5.613		02-25-35	586,468	592,906
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.897		05-25-36	805,456	787,158
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.847		07-25-35	370,000	358,360
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,702,138	1,697,372
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	2,145,000	2,144,270
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	947,625	943,762
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.117		11-25-35	795,080	775,998
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.402		12-25-34	419,953	374,915
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	2,090,000	2,116,651
Series 2015-A, Class A4	1.640		06-15-20	645,000	648,158
Series 2015-B, Class A4	1.580		08-15-20	935,000	938,496
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	1,425,000	1,429,097
Series 2014-4, Class A1	1.400		08-15-19	1,820,000	1,821,183
Series 2015-1, Class A1	1.420		01-15-20	1,880,000	1,880,609

SEE NOTES TO FUND'S INVESTMENTS19

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	390,000	$392,945
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	410,000	410,740
Series 2015-2, Class A4	1.850		07-22-19	1,260,000	1,263,316
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	770,000	768,535
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.697		10-25-35	706,102	664,854
GSAA Trust Series 2005-10, Class M3 (P)	0.977		06-25-35	740,000	713,603
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.447		05-25-35	1,345,000	1,289,592
Series 2005-3, Class M4 (P)	1.387		08-25-35	400,000	368,018
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	1,960,000	1,963,082
Series 2015-2, Class A4	1.470		08-23-21	925,000	925,482
Series 2015-3, Class A4	1.560		10-18-21	1,200,000	1,204,270
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	920,000	922,578
Series 2015, Class AA4	1.650		12-15-21	510,000	512,465
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.947		06-25-35	520,526	497,681
Series 2005-WMC1, Class M1 (P)	1.177		09-25-35	417,233	393,495
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-22-31	183,976	183,949
Series 2015-1A, Class A (S)	2.520		12-20-32	798,062	794,729
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.707		09-25-36	1,005,000	932,657
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.102		03-25-35	1,510,000	1,393,414
Series 2005-2, Class M2 (P)	0.877		06-25-35	1,720,000	1,615,935
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	1,482,000	1,481,693
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	925,000	920,956
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	1,125,000	1,129,454
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.577		09-25-36	1,168,959	1,078,047
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	436,466	438,118
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	595,904	614,550
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.867		11-25-35	650,000	613,280
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (P)	0.727		12-25-36	1,100,000	1,065,958
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.147		02-25-35	865,000	812,115
Series 2005-2, Class M2 (P)	1.162		03-25-35	1,435,000	1,338,901
Structured Asset Securities Company Series 2005-AR1, Class M1 (P)	0.857		09-25-35	460,000	435,818
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.928		02-25-35	1,218,755	1,167,511

20SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780		01-15-21	1,250,000	$1,253,892
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	379,917	380,246
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440		04-15-20	553,000	555,786
Series 2015-B, Class A4	1.740		09-15-20	1,040,000	1,050,973
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	625,000	619,896
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	2,019,938	1,994,688
Westgate Resorts LLC
Series 2012-3A, Class B (S)	4.500		03-20-25	258,275	258,359
Series 2013-1A, Class B (S)	3.750		08-20-25	110,600	110,576
Series 2014-1A, Class A (S)	2.150		12-20-26	1,287,757	1,264,964
Series 2014-1A, Class B (S)	3.250		12-20-26	553,736	546,537
Series 2014-AA, Class A (S)	6.250		10-20-26	351,293	348,799
Series 2015-1A, Class A (S)	2.750		05-20-27	526,012	522,432
Series 2015-2A, Class B (S)	4.000		07-20-28	902,296	900,853
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	825,000	825,216
			Yield (%)	Shares	Value
Securities lending collateral 0.1%					$1,200,057
(Cost $1,200,084)
John Hancock Collateral Trust (W)			0.4110(Y)	119,948	1,200,057
				Par value^	Value
Short-term investments 0.5%					$7,307,000
(Cost $7,307,000)
Repurchase agreement 0.5%					7,307,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $7,110,196 on 2-1-16, collateralized by $6,002,800 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $7,252,431, including interest).				7,110,000	7,110,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $197,000 on 2-1-16, collateralized by $205,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $204,488, including interest)				197,000	197,000
Total investments (Cost $1,417,669,993)† 99.7%					$1,549,378,720
Other assets and liabilities, net 0.3%					$5,439,967
Total net assets 100.0%					$1,554,818,687

SEE NOTES TO FUND'S INVESTMENTS21

Balanced Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16. The value of securities on loan amounted to $1,178,142..
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,427,413,869. Net unrealized appreciation aggregated $121,964,851 of which $206,858,593 related to appreciated investment securities and $84,893,742 related to depreciated investment securities.

22SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$950,763,762	$950,762,651	—	$1,111
Preferred securities	3,869,140	3,869,140	—	—
U.S. Government and Agency obligations	172,769,066	—	$172,769,066	—
Foreign government obligations	630,917	—	630,917	—
Corporate bonds	231,540,957	—	231,540,957	—
Capital preferred securities	4,100,394	—	4,100,394	—
Convertible bonds	397,700	—	397,700	—
Municipal bonds	946,358	—	946,358	—
Term loans	764,581	—	764,581	—
Collateralized mortgage obligations	70,959,583	—	70,959,583	—
Asset backed securities	104,129,205	—	104,129,205	—
Securities lending collateral	1,200,057	1,200,057	—	—
Short-term investments	7,307,000	—	7,307,000	—
Total investments in securities	$1,549,378,720	$955,831,848	$593,545,761	$1,111

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       23

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.
       24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q1	01/16
This report is for the information of the shareholders of John Hancock Balanced Fund.		3/16

John Hancock

Large Cap Equity Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsLarge Cap Equity Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 99.3%		$3,497,455,059
(Cost $3,159,926,615)
Consumer discretionary 21.5%		758,876,298
Household durables 7.7%
Lennar Corp., Class A	2,437,369	102,735,101
NVR, Inc. (I)	54,524	90,019,124
Tempur Sealy International, Inc. (I)	1,295,942	78,197,140
Internet and catalog retail 4.9%
Amazon.com, Inc. (I)	294,830	173,065,210
Specialty retail 4.1%
CarMax, Inc. (I)	1,500,824	66,306,404
Lowe's Companies, Inc.	1,095,836	78,527,608
Textiles, apparel and luxury goods 4.8%
adidas AG	519,218	53,465,248
Ralph Lauren Corp.	1,036,093	116,560,463
Consumer staples 7.5%		262,888,876
Beverages 2.9%
Diageo PLC, ADR	392,433	42,253,261
PepsiCo, Inc.	615,966	61,165,424
Food products 2.8%
Danone SA	893,350	61,529,798
Mead Johnson Nutrition Company	502,051	36,393,677
Household products 1.8%
The Procter & Gamble Company	753,418	61,546,716
Energy 5.9%		207,889,555
Energy equipment and services 2.3%
Schlumberger, Ltd.	1,101,831	79,629,326
Oil, gas and consumable fuels 3.6%
Apache Corp.	576,181	24,510,740
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	290,536	25,122,648
Exxon Mobil Corp.	360,062	28,030,827
Occidental Petroleum Corp.	735,014	50,591,014
Financials 25.6%		903,189,719
Banks 14.0%
Bank of America Corp.	9,889,645	139,839,580
CIT Group, Inc.	198,936	5,838,772
Citigroup, Inc.	3,767,728	160,429,858
JPMorgan Chase & Co.	2,550,123	151,732,319
Wells Fargo & Company	711,397	35,733,471
Capital markets 7.0%
BlackRock, Inc.	179,705	56,474,093
Morgan Stanley	1,763,252	45,632,962
T. Rowe Price Group, Inc.	787,922	55,903,066
The Goldman Sachs Group, Inc.	554,443	89,575,811
Consumer finance 0.9%
American Express Company	591,085	31,623,048
Insurance 3.7%
American International Group, Inc.	1,867,860	105,496,733

2SEE NOTES TO FUND'S INVESTMENTS

Large Cap Equity Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.	355,451	$24,910,006
Health care 6.6%		233,567,558
Biotechnology 2.0%
Amgen, Inc.	456,709	69,753,166
Health care equipment and supplies 1.6%
Medtronic PLC	767,745	58,287,200
Pharmaceuticals 3.0%
Merck & Company, Inc.	1,112,594	56,375,138
Novartis AG, ADR	630,397	49,152,054
Industrials 9.1%		319,223,435
Aerospace and defense 1.5%
United Technologies Corp.	589,984	51,735,697
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	466,919	43,516,851
Industrial conglomerates 3.2%
Danaher Corp.	547,871	47,473,022
General Electric Company	2,188,011	63,671,120
Machinery 0.9%
Caterpillar, Inc.	487,254	30,326,689
Professional services 1.6%
IHS, Inc., Class A (I)	543,228	56,832,513
Trading companies and distributors 0.7%
United Rentals, Inc. (I)	535,745	25,667,543
Information technology 23.1%		811,819,618
Communications equipment 3.0%
Cisco Systems, Inc.	2,611,395	62,125,087
QUALCOMM, Inc.	993,204	45,031,869
Internet software and services 13.1%
Alibaba Group Holding, Ltd., ADR (I)	707,727	47,438,941
Alphabet, Inc., Class A (I)	133,876	101,926,493
Alphabet, Inc., Class C (I)	111,770	83,039,522
Facebook, Inc., Class A (I)	1,492,311	167,452,217
LinkedIn Corp., Class A (I)	308,859	61,126,285
IT services 1.0%
Visa, Inc., Class A	477,495	35,568,603
Software 0.9%
Oracle Corp.	830,905	30,170,161
Technology hardware, storage and peripherals 5.1%
Apple, Inc.	1,828,030	177,940,440
	Par value^	Value
Short-term investments 1.3%		$46,513,000
(Cost $46,513,000)
Repurchase agreement 1.3%		46,513,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $45,323,246 on 2-1-16, collateralized by $45,604,900 U.S. Treasury Inflation Indexed Notes, 0.125% - 2.625% due 7-15-17 to 1-15-26 (valued at $46,229,806, including interest)	45,322,000	45,322,000

SEE NOTES TO FUND'S INVESTMENTS3

Large Cap Equity Fund

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $1,191,003 on 2-1-16, collateralized by $1,215,000 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at $1,215,000, including interest)	1,191,000	$1,191,000
Total investments (Cost $3,206,439,615)† 100.6%		$3,543,968,059
Other assets and liabilities, net (0.6%)		($20,578,897)
Total net assets 100.0%		$3,523,389,162

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $3,211,097,142. Net unrealized appreciation aggregated $332,870,917, of which $511,998,490 related to appreciated investment securities and $179,127,573 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$758,876,298	$705,411,050	$53,465,248	—
Consumer staples	262,888,876	201,359,078	61,529,798	—
Energy	207,889,555	207,884,555	—	$5,000
Financials	903,189,719	903,189,719	—	—
Health care	233,567,558	233,567,558	—	—
Industrials	319,223,435	319,223,435	—	—
Information technology	811,819,618	811,819,618	—	—
Short-term investments	46,513,000	—	46,513,000	—
Total investments in securities	$3,543,968,059	$3,382,455,013	$161,508,046	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q1	01/16
This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.		3/16

John Hancock

Seaport Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsSeaport Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 98.3%		$722,674,281
(Cost $772,054,556)
Consumer discretionary 7.5%		55,155,578
Hotels, restaurants and leisure 1.9%
Diamond Resorts International, Inc. (I)	272,747	5,023,998
Jack in the Box, Inc. (L)	41,868	3,250,632
Panera Bread Company, Class A (I)	28,901	5,606,794
Household durables 0.1%
Harman International Industries, Inc. (L)	14,138	1,051,726
Internet and catalog retail 2.8%
Amazon.com, Inc. (I)(L)	22,611	13,272,657
Expedia, Inc. (L)	21,285	2,150,636
The Priceline Group, Inc. (I)	3,361	3,579,364
TripAdvisor, Inc. (I)(L)	28,110	1,876,624
Media 1.4%
DISH Network Corp., Class A (I)(L)	26,437	1,276,114
IMAX Corp. (I)(L)	100,788	3,130,475
SES SA	55,665	1,455,499
Sky PLC	268,870	4,160,123
Specialty retail 1.0%
Advance Auto Parts, Inc.	23,203	3,528,016
Dick's Sporting Goods, Inc.	102,387	4,001,284
Textiles, apparel and luxury goods 0.3%
Samsonite International SA	691,200	1,791,636
Consumer staples 2.9%		21,608,726
Food and staples retailing 0.8%
CVS Health Corp. (L)	39,780	3,842,350
Walgreens Boots Alliance, Inc. (L)	25,200	2,008,944
Food products 2.1%
Greencore Group PLC	1,160,675	6,447,516
Mondelez International, Inc., Class A (L)	170,942	7,367,600
Nomad Foods, Ltd. (I)(L)	221,979	1,942,316
Financials 20.6%		151,433,787
Banks 6.6%
Banca Popolare dell'Emilia Romagna SC	353,969	2,122,292
Bank of the Ozarks, Inc.	60,652	2,689,310
BankUnited, Inc. (L)	94,478	3,183,909
BNP Paribas SA	34,991	1,657,587
Canadian Imperial Bank of Commerce	29,800	1,940,861
Citigroup, Inc. (L)	143,970	6,130,243
Citizens Financial Group, Inc.	101,115	2,148,694
FCB Financial Holdings, Inc., Class A (I)(L)	46,279	1,555,900
First Citizens BancShares, Inc., Class A (L)	9,443	2,323,545
First Niagara Financial Group, Inc.	350,978	3,436,075
First Republic Bank (L)	61,120	4,156,160
ICICI Bank, Ltd., ADR (L)	427,628	2,843,726
ING Groep NV	114,115	1,300,031
National Bank of Canada	52,200	1,489,353
Standard Chartered PLC	127,152	857,766
Talmer Bancorp, Inc., Class A (L)	108,990	1,750,379
The PNC Financial Services Group, Inc. (L)	79,504	6,889,022

2SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (L)	46,355	$2,328,412
Capital markets 3.0%
American Capital, Ltd. (I)(L)	21,157	296,621
Amundi SA (I)(S)	34,943	1,454,909
Anima Holding SpA (S)	415,686	3,056,569
Banca Generali SpA	51,188	1,396,131
Evercore Partners, Inc., Class A (L)	38,970	1,760,275
Fairfax India Holdings Corp. (I)(S)	144,700	1,461,470
Invesco, Ltd.	101,552	3,039,451
Jupiter Fund Management PLC	226,359	1,347,282
Legg Mason, Inc. (L)	48,397	1,481,916
Leonteq AG (I)	14,420	1,794,231
Moelis & Company, Class A (L)	37,444	952,575
Raymond James Financial, Inc. (L)	36,291	1,589,909
The Goldman Sachs Group, Inc.	12,530	2,024,347
Consumer finance 1.4%
Capital One Financial Corp.	35,167	2,307,659
OneMain Holdings, Inc. (I)(L)	79,893	2,111,572
Santander Consumer USA Holdings, Inc. (I)	94,800	990,660
Synchrony Financial (I)(L)	168,868	4,799,229
Diversified financial services 1.5%
Cerved Information Solutions SpA (I)	388,786	3,213,203
Markit, Ltd. (I)(L)	81,750	2,318,430
MSCI, Inc. (L)	84,783	5,836,462
Insurance 4.2%
Ageas	65,313	2,652,421
AIA Group, Ltd.	293,600	1,632,258
American International Group, Inc. (L)	205,005	11,578,682
Assured Guaranty, Ltd. (L)	168,717	4,012,090
Aviva PLC	322,034	2,220,992
Principal Financial Group, Inc. (L)	9,586	364,268
Prudential Financial, Inc. (L)	16,438	1,151,975
Saga PLC	164,742	462,909
The Hartford Financial Services Group, Inc. (L)	48,818	1,961,507
Willis Towers Watson PLC (L)	24,055	2,753,576
XL Group PLC (L)	56,883	2,062,578
Real estate investment trusts 3.2%
American Tower Corp. (L)	73,245	6,909,933
Forest City Realty Trust, Inc., Class A (I)	134,336	2,646,419
Grivalia Properties REIC AE	152,095	1,171,333
Healthcare Realty Trust, Inc.	13,170	382,457
Healthcare Trust of America, Inc., Class A	13,990	392,280
Iron Mountain, Inc. (L)	33,900	933,606
Kennedy Wilson Europe Real Estate PLC	646,661	10,313,564
Physicians Realty Trust	23,960	408,997
Real estate management and development 0.5%
Kennedy-Wilson Holdings, Inc. (L)	196,413	3,983,256
Thrifts and mortgage finance 0.2%
MGIC Investment Corp. (I)(L)	211,861	1,402,520

SEE NOTES TO FUND'S INVESTMENTS3

Seaport Fund

	Shares	Value
Health care 33.3%		$244,548,036
Biotechnology 6.2%
Actelion, Ltd. (I)	7,007	923,380
Agios Pharmaceuticals, Inc. (I)(L)	14,670	619,367
Alder Biopharmaceuticals, Inc. (I)	53,570	1,295,323
Alkermes PLC (I)(L)	103,381	3,309,226
Alnylam Pharmaceuticals, Inc. (I)(L)	25,580	1,763,485
Amgen, Inc. (L)	7,770	1,186,712
Anacor Pharmaceuticals, Inc. (I)(L)	32,927	2,473,806
Arena Pharmaceuticals, Inc. (I)(L)	141,152	213,140
BioCryst Pharmaceuticals, Inc. (I)(L)	149,040	1,038,809
Biogen, Inc. (I)	6,120	1,671,127
Celgene Corp. (I)(L)	18,270	1,832,846
Cepheid, Inc. (I)	29,920	881,144
Exelixis, Inc. (I)	95,940	443,243
Five Prime Therapeutics, Inc. (I)	13,924	500,568
Foundation Medicine, Inc. (I)(L)	2,758	40,239
Galapagos NV (I)	88,530	4,411,558
Genus PLC	46,883	962,193
Gilead Sciences, Inc. (L)	24,330	2,019,390
Incyte Corp. (I)(L)	23,740	1,675,094
Innate Pharma SA (I)	68,173	909,614
Invitae Corp. (I)	83,302	583,114
Ironwood Pharmaceuticals, Inc. (I)(L)	108,747	1,003,735
Karyopharm Therapeutics, Inc. (I)(L)	21,260	132,237
Novavax, Inc. (I)(L)	167,880	864,582
Otonomy, Inc. (I)	56,899	848,933
Portola Pharmaceuticals, Inc. (I)(L)	50,726	1,675,480
Prothena Corp. PLC (I)(L)	43,019	1,675,590
PTC Therapeutics, Inc. (I)	36,470	868,715
Regeneron Pharmaceuticals, Inc. (I)(L)	11,555	4,854,140
Regulus Therapeutics, Inc. (I)	110,320	637,650
Seattle Genetics, Inc. (I)(L)	6,930	228,551
TESARO, Inc. (I)	25,240	871,790
Ultragenyx Pharmaceutical, Inc. (I)	39,430	2,213,995
Vertex Pharmaceuticals, Inc. (I)(L)	14,287	1,296,545
Health care equipment and supplies 7.1%
AtriCure, Inc. (I)(L)	101,085	1,766,966
Baxter International, Inc. (L)	76,283	2,791,958
Becton, Dickinson and Company (L)	77,220	11,225,471
Boston Scientific Corp. (I)(L)	154,910	2,715,572
Cardiovascular Systems, Inc. (I)(L)	93,767	792,331
ConforMIS, Inc. (I)	200,420	2,204,620
CONMED Corp.	42,350	1,564,409
DexCom, Inc. (I)	15,137	1,078,965
Endologix, Inc. (I)(L)	80,350	572,896
Glaukos Corp. (I)	30,540	498,413
Globus Medical, Inc., Class A (I)(L)	89,875	2,242,381
HeartWare International, Inc. (I)(L)	12,880	517,003
Hologic, Inc. (I)	134,901	4,578,540
Insulet Corp. (I)(L)	85,212	2,827,334
Intuitive Surgical, Inc. (I)	6,981	3,775,674
K2M Group Holdings, Inc. (I)	58,048	824,862
LDR Holding Corp. (I)(L)	77,240	1,418,899

4SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	52,059	$3,952,319
Olympus Corp.	10,730	418,404
Quidel Corp. (I)(L)	24,378	415,401
Spectranetics Corp. (I)(L)	74,405	896,580
St. Jude Medical, Inc. (L)	27,740	1,466,336
Stryker Corp. (L)	17,600	1,745,040
Teleflex, Inc. (L)	14,352	1,947,423
Health care providers and services 6.5%
Acadia Healthcare Company, Inc. (I)(L)	20,460	1,248,674
Accretive Health, Inc. (I)(L)	256,970	673,261
Aetna, Inc. (L)	35,987	3,664,916
Amsurg Corp. (I)	6,690	489,641
Anthem, Inc. (L)	14,290	1,864,702
Cardinal Health, Inc. (L)	45,550	3,706,404
Cigna Corp. (L)	28,573	3,817,353
Envision Healthcare Holdings, Inc. (I)(L)	242,454	5,358,233
HCA Holdings, Inc. (I)(L)	59,580	4,145,576
LifePoint Health, Inc. (I)	8,390	585,538
McKesson Corp. (L)	39,670	6,386,077
MEDNAX, Inc. (I)	10,160	705,714
Qualicorp SA	180,950	611,861
Team Health Holdings, Inc. (I)(L)	80,580	3,293,305
Teladoc, Inc. (I)	55,295	897,991
UnitedHealth Group, Inc. (L)	49,247	5,671,285
Universal Health Services, Inc., Class B (L)	22,904	2,579,907
WellCare Health Plans, Inc. (I)	24,350	1,850,113
Health care technology 1.8%
Allscripts Healthcare Solutions, Inc. (I)(L)	65,620	904,244
athenahealth, Inc. (I)(L)	14,521	2,059,078
Castlight Health, Inc., B Shares (I)(L)	124,702	412,764
Cerner Corp. (I)(L)	68,748	3,988,071
IMS Health Holdings, Inc. (I)(L)	49,855	1,152,648
Inovalon Holdings, Inc., Class A (I)	50,710	855,985
Veeva Systems, Inc., Class A (I)(L)	148,726	3,584,297
Life sciences tools and services 0.7%
Bio-Techne Corp. (L)	18,070	1,494,208
PRA Health Sciences, Inc. (I)	20,430	880,124
Quintiles Transnational Holdings, Inc. (I)	570	34,673
Tecan Group AG	7,216	1,042,012
Thermo Fisher Scientific, Inc. (L)	9,470	1,250,608
VWR Corp. (I)(L)	26,660	652,104
Pharmaceuticals 11.0%
Aerie Pharmaceuticals, Inc. (I)(L)	50,796	840,166
Allergan PLC (I)	53,263	15,149,595
AstraZeneca PLC	69,413	4,469,540
Bristol-Myers Squibb Company (L)	257,365	15,997,808
Dyax Corp. (I)	107,720	119,569
Eisai Company, Ltd.	89,000	5,379,531
Eli Lilly & Company (L)	23,280	1,841,448
Hikma Pharmaceuticals PLC	30,277	873,907
Intersect ENT, Inc. (I)	53,470	953,370
Kyowa Hakko Kirin Company, Ltd.	48,300	700,207

SEE NOTES TO FUND'S INVESTMENTS5

Seaport Fund

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc. (L)	72,100	$3,653,307
Mylan NV (I)(L)	214,531	11,303,638
Ocular Therapeutix, Inc. (I)(L)	17,340	106,121
Ono Pharmaceutical Company, Ltd.	33,260	5,360,278
Relypsa, Inc. (I)(L)	39,750	748,890
Revance Therapeutics, Inc. (I)	80,340	1,665,448
Roche Holding AG	3,834	993,099
Shionogi & Company, Ltd.	65,160	2,843,545
Tetraphase Pharmaceuticals, Inc. (I)	101,470	551,997
Teva Pharmaceutical Industries, Ltd., ADR	14,760	907,445
The Medicines Company (I)(L)	59,435	2,054,074
UCB SA	34,968	2,989,795
XenoPort, Inc. (I)	205,387	1,020,773
Industrials 8.4%		61,718,918
Aerospace and defense 0.0%
DigitalGlobe, Inc. (I)	701	9,183
Building products 0.5%
Fortune Brands Home & Security, Inc. (L)	75,507	3,668,885
Commercial services and supplies 0.5%
Atento SA (I)(L)	156,435	1,484,568
Edenred	80,734	1,518,994
West Corp. (L)	45,665	826,993
Machinery 0.2%
The Middleby Corp. (I)	13,000	1,174,680
Marine 0.6%
Irish Continental Group PLC	748,835	4,258,434
Professional services 4.3%
Equifax, Inc. (L)	30,625	3,240,125
Experian PLC	192,940	3,291,335
FTI Consulting, Inc. (I)(L)	39,285	1,331,369
Huron Consulting Group, Inc. (I)(L)	103,695	5,818,326
Korn/Ferry International (L)	29,000	893,490
ManpowerGroup, Inc. (L)	33,100	2,527,185
Nielsen Holdings PLC (L)	50,545	2,434,247
Robert Half International, Inc. (L)	34,130	1,493,870
SThree PLC	164,877	722,748
The Advisory Board Company (I)	84,329	3,859,738
TransUnion (I)(L)	40,900	1,011,866
TriNet Group, Inc. (I)(L)	56,825	841,010
Verisk Analytics, Inc. (I)(L)	20,840	1,521,320
WageWorks, Inc. (I)(L)	67,135	3,003,620
Road and rail 0.6%
Landstar System, Inc. (L)	80,530	4,623,227
Trading companies and distributors 1.7%
AerCap Holdings NV (I)(L)	235,750	7,239,883
Fastenal Company (L)	121,396	4,923,822
Information technology 23.5%		172,967,304
Communications equipment 0.8%
Arista Networks, Inc. (I)(L)	19,245	1,155,277
Ciena Corp. (I)(L)	78,028	1,386,558

6SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Information technology (continued)
Communications equipment (continued)
NetScout Systems, Inc. (I)(L)	6,663	$143,588
Palo Alto Networks, Inc. (I)(L)	9,227	1,379,344
QUALCOMM, Inc. (L)	32,297	1,464,346
Ruckus Wireless, Inc. (I)(L)	68,105	572,763
Electronic equipment, instruments and components 0.8%
Coherent, Inc. (I)	6,561	506,968
Fitbit, Inc., Class A (I)(L)	59,602	989,393
VeriFone Systems, Inc. (I)(L)	198,225	4,636,483
Internet software and services 6.0%
Akamai Technologies, Inc. (I)(L)	36,740	1,676,079
Alibaba Group Holding, Ltd., ADR (I)(L)	37,925	2,542,113
Alphabet, Inc., Class A (I)(L)	1,995	1,518,893
Alphabet, Inc., Class C (I)(L)	13,476	10,011,994
Benefitfocus, Inc. (I)(L)	51,980	1,515,737
CoStar Group, Inc. (I)(L)	43,670	7,658,408
Demandware, Inc. (I)(L)	10,125	429,604
eBay, Inc. (I)(L)	32,365	759,283
Everyday Health, Inc. (I)(L)	80,600	370,760
Facebook, Inc., Class A (I)(L)	93,022	10,437,999
Marketo, Inc. (I)(L)	35,330	671,623
Tencent Holdings, Ltd.	245,500	4,612,133
VeriSign, Inc. (I)(L)	17,015	1,286,334
Zillow Group, Inc., Class A (I)(L)	6,675	144,647
Zillow Group, Inc., Class C (I)(L)	12,555	257,378
IT services 9.9%
Accenture PLC, Class A (L)	36,480	3,850,099
Alliance Data Systems Corp. (I)(L)	22,930	4,581,185
Automatic Data Processing, Inc. (L)	59,035	4,905,218
Cardtronics, Inc. (I)(L)	93,135	2,869,489
Cognizant Technology Solutions Corp., Class A (I)(L)	43,945	2,782,158
EPAM Systems, Inc. (I)(L)	26,660	1,996,834
EVERTEC, Inc. (L)	99,260	1,363,832
ExlService Holdings, Inc. (I)(L)	184,995	8,076,882
Gartner, Inc. (I)(L)	8,060	708,393
Genpact, Ltd. (I)(L)	305,020	7,296,078
Global Payments, Inc. (L)	90,540	5,337,333
Heartland Payment Systems, Inc. (L)	100,435	9,248,055
MasterCard, Inc., Class A (L)	15,600	1,388,868
PayPal Holdings, Inc. (I)(L)	104,335	3,770,667
Syntel, Inc. (I)(L)	22,840	1,081,246
Vantiv, Inc., Class A (I)(L)	70,520	3,317,966
Visa, Inc., Class A (L)	64,075	4,772,947
WEX, Inc. (I)(L)	67,240	4,882,296
Worldpay Group PLC (I)(S)	145,090	650,175
Semiconductors and semiconductor equipment 2.9%
Advanced Semiconductor Engineering, Inc.	428,000	459,745
Applied Materials, Inc. (L)	42,953	758,120
Avago Technologies, Ltd. (L)	11,983	1,602,247
Cirrus Logic, Inc. (I)(L)	60,600	2,104,032
First Solar, Inc. (I)(L)	27,200	1,867,552
Globalwafers Company, Ltd.	187,865	412,940
Inphi Corp. (I)	43,074	1,195,304

SEE NOTES TO FUND'S INVESTMENTS7

Seaport Fund

Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Land Mark Optoelectronics Corp.	39,000	$608,962
M/A-COM Technology Solutions Holdings, Inc. (I)(L)	20,751	798,914
Mellanox Technologies, Ltd. (I)(L)	98,676	4,484,824
Microchip Technology, Inc. (L)	16,893	756,975
NXP Semiconductors NV (I)(L)	19,613	1,466,660
ON Semiconductor Corp. (I)(L)	89,359	764,913
Silicon Motion Technology Corp., ADR, ADR	28,251	878,324
Siltronic AG (I)	8,103	148,593
Sino-American Silicon Products, Inc. (I)	325,000	416,149
Skyworks Solutions, Inc. (L)	22,755	1,568,275
SunEdison Semiconductor, Ltd. (I)(L)	70,395	436,449
Win Semiconductors Corp.	310,000	494,034
Software 2.9%
Activision Blizzard, Inc. (L)	37,450	1,304,009
Adobe Systems, Inc. (I)(L)	13,995	1,247,374
Fleetmatics Group PLC (I)(L)	16,400	711,924
Guidewire Software, Inc. (I)(L)	8,895	489,581
HubSpot, Inc. (I)(L)	17,595	714,181
Intuit, Inc. (L)	16,680	1,593,107
Microsoft Corp. (L)	52,785	2,907,926
Mobileye NV (I)(L)	25,057	679,796
Paylocity Holding Corp. (I)	5,400	168,048
Red Hat, Inc. (I)(L)	9,360	655,668
salesforce.com, Inc. (I)(L)	21,435	1,458,866
ServiceNow, Inc. (I)(L)	3,325	206,848
SS&C Technologies Holdings, Inc. (L)	59,678	3,836,699
Verint Systems, Inc. (I)(L)	60,750	2,224,058
Workday, Inc., Class A (I)	54,649	3,443,433
Technology hardware, storage and peripherals 0.2%
Nimble Storage, Inc. (I)(L)	29,875	196,279
Pure Storage, Inc., Class A (I)(L)	69,106	899,069
Materials 1.8%	13,458,802
Chemicals 0.4%
Platform Specialty Products Corp. (I)(L)	388,051	2,960,829
Construction materials 1.1%
Buzzi Unicem SpA	200,927	3,044,859
Headwaters, Inc. (I)(L)	302,272	4,827,284
Paper and forest products 0.3%
KapStone Paper and Packaging Corp.	177,661	2,625,830
Telecommunication services 0.3%	1,783,130
Wireless telecommunication services 0.3%
NTT DOCOMO, Inc.	80,400	1,783,130
Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.6%	$4,265,196
(Cost $4,918,703)
Consumer discretionary 0.2%	1,154,732
Media 0.2%
Time Warner Cable, Inc.	5.875	11-15-40	1,260,000	1,154,732

8SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

Rate (%	)	Maturity date	Par value^	Value
Telecommunication services 0.4%	$3,110,464
Diversified telecommunication services 0.2%
Frontier Communications Corp. (S)	11.000	09-15-25	1,425,000	1,373,344
Wireless telecommunication services 0.2%
Sprint Capital Corp.	8.750	03-15-32	2,464,000	1,737,120
Shares/Par	Value
Purchased options 0.5%	$3,284,004
(Cost $4,770,898)
Call options 0.1%	746,301
Exchange Traded on Comerica, Inc. (Expiration Date: 4-15-16; Strike Price: $50.00) (I)	78,300	9,396
Exchange Traded on iShares 20 year Treasury Bond ETF (Expiration Date: 2-19-16; Strike Price: $123.00) (I)	100,000	432,500
Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 3-18-16; Strike Price: $107.00) (I)	94,300	133,906
Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 3-18-16; Strike Price: $113.00) (I)	90,400	18,984
Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 3-18-16; Strike Price: $121.00) (I)	91,000	2,730
Exchange Traded on S&P 500 Index (Expiration Date: 3-18-16; Strike Price: $1,975.00) (I)	4,000	113,000
Exchange Traded on S&P 500 Index (Expiration Date: 3-18-16; Strike Price: $2,040.00) (I)	4,000	31,200
Exchange Traded on S&P 500 Index (Expiration Date: 3-18-16; Strike Price: $2,150.00) (I)	13,100	4,585
Put options 0.4%	2,537,703
Exchange Traded on Financial Select Sector SPDR Fund FLEX Options (Expiration Date: 4-13-16; Strike Price: $21.50) (I)	745,400	574,776
Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 5-20-16; Strike Price: $96.00) (I)	238,500	720,270
Exchange Traded on S&P 500 Index (Expiration Date: 3-18-16; Strike Price: $1,975.00) (I)	10,600	776,980
Over the Counter on EURO STOXX 50 Price (Expiration Date: 1-20-17; Strike Price: EUR 2,399.39; Counterparty: JP Morgan Chase & Co.) (I)	387	43,041
Over the Counter on EURO STOXX 50 Price (Expiration Date: 1-20-17; Strike Price: EUR 2,428.69; Counterparty: Credit Suisse International) (I)	386	46,470
Over the Counter on KOSPI 200 Index (Expiration Date: 1-12-17; Strike Price: KRW 171.29; Counterparty: Goldman Sachs & Company) (I)	10,940,690	26,626
Over the Counter on KOSPI 200 Index (Expiration Date: 1-12-17; Strike Price: KRW 171.29; Counterparty: JP Morgan Chase & Co.) (I)	14,302,675	34,807
Over the Counter on KOSPI 200 Index (Expiration Date: 3-10-16; Strike Price:KRW 220.73; Counterparty: JP Morgan Chase & Co.) (I)	80,657,299	128,978
Over the Counter on KOSPI 200 Index (Expiration Date: 3-10-16; Strike Price:KRW 225.24; Counterparty: JP Morgan Chase & Co.) (I)	78,590,057	185,755
Yield (%	)	Shares	Value
Short-term investments 9.2%	$67,750,550
(Cost $67,750,550)
Money market funds 9.2%	67,750,550
State Street Institutional U.S. Government Money Market Fund	0.1942(Y	)	67,750,550	67,750,550
Total investments (Cost $849,494,707)† 108.6%	$797,974,031
Other assets and liabilities, net (8.6%)*	($63,136,781)
Total net assets 100.0%	$734,837,250
Shares	Value
Investments sold short (54.8)%
(Proceeds received $444,263,931)
Exchange-traded funds
Consumer Discretionary Select Sector SPDR Fund	(48,795)	$(3,616,197)
Consumer Staples Select Sector SPDR Fund	(268,985)	(13,653,679)
Financial Select Sector SPDR Fund	(484,093)	(10,509,659)
Health Care Select Sector SPDR Fund	(236,035)	(15,689,246)
iShares Core S&P Small-Cap ETF	(70,335)	(7,267,716)
iShares iBoxx Investment Grade Corporate Bond ETF	(49,869)	(5,692,546)

SEE NOTES TO FUND'S INVESTMENTS9

Seaport Fund

	Shares	Value
Exchange-traded funds
iShares MSCI Brazil Capped ETF	(34,495)	$(684,036)
iShares MSCI Emerging Markets ETF	(46,165)	(1,411,726)
iShares MSCI Taiwan ETF	(254,164)	(3,136,384)
iShares NASDAQ Biotechnology ETF	(111,545)	(29,788,092)
iShares North American Tech-Software ETF	(49,734)	(4,720,254)
iShares PHLX Semiconductor ETF	(103,345)	(8,580,735)
iShares Russell 2000 ETF	(579,175)	(59,602,899)
iShares Russell 2000 Growth ETF	(89,787)	(11,180,277)
iShares Russell Mid-Cap Growth ETF	(582,742)	(49,550,552)
iShares S&P Small-Cap 600 Growth ETF	(25,525)	(2,968,813)
iShares Transportation Average ETF	(39,100)	(4,839,407)
iShares US Consumer Goods ETF	(45,375)	(4,823,363)
iShares US Medical Devices ETF	(2,530)	(290,950)
iShares US Technology ETF	(43,200)	(4,363,632)
PowerShares Dynamic Media Portfolio	(166,800)	(3,946,488)
PowerShares Dynamic Retail Portfolio	(111,535)	(3,850,188)
PowerShares QQQ Trust Series 1	(64,954)	(6,763,660)
PureFunds ISE Cyber Security ETF (I)	(263,265)	(5,920,829)
SPDR S&P 500 ETF Trust	(240,965)	(46,715,885)
SPDR S&P Biotech ETF	(267,450)	(13,519,598)
SPDR S&P Pharmaceuticals ETF	(241,570)	(10,404,420)
SPDR S&P Regional Banking ETF	(321,392)	(11,782,231)
SPDR S&P Retail ETF	(118,800)	(4,875,552)
SPDR S&P Transportation ETF	(124,780)	(4,950,023)
Vanguard Consumer Staples ETF	(53,620)	(6,920,733)
Vanguard FTSE Developed Markets ETF	(876,305)	(30,399,020)
Vanguard FTSE Emerging Markets ETF	(50,512)	(1,557,285)
Vanguard FTSE Europe ETF	(116,860)	(5,500,600)
Vanguard Small-Cap Growth ETF	(32,290)	(3,569,014)
Total Investments sold short (Proceeds received $444,263,931)		($403,045,689)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
KRW	Korean Won
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 1-31-16, the value segregated was $218,092,045.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
*	Includes investments sold short.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $859,274,230. Net unrealized depreciation aggregated $61,300,199, of which $30,404,189 related to appreciated investment securities and $91,704,388 related to depreciated investment securities.

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$55,155,578	$47,748,320	$7,407,258	—
Consumer staples	21,608,726	15,161,210	6,447,516	—
Financials	151,433,787	114,780,309	36,653,478	—
Health care	244,548,036	211,539,543	32,888,924	$119,569
Industrials	61,718,918	51,927,407	9,791,511	—
Information technology	172,967,304	165,164,573	7,802,731	—
Materials	13,458,802	10,413,943	3,044,859	—
Telecommunication services	1,783,130	—	1,783,130	—
Corporate bonds
Consumer discretionary	1,154,732	—	1,154,732	—
Telecommunication services	3,110,464	—	3,110,464	—
Purchased options	3,284,004	2,243,551	1,040,453	—
Short-term investments	67,750,550	67,750,550	—	—
Total investments in securities	$797,974,031	$686,729,406	$111,125,056	$119,569
Investments sold short and other financial instruments:
Exchange-traded funds	($403,045,689)	($403,045,689)	—	—
Forward foreign currency contracts	($110,951)	—	($110,951)	—
Written options	($1,757,658)	($1,608,426)	($149,232)	—

       11

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan.

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At January 31, 2016, the fund had cash collateral held at the broker for securities sold short in the amount of $325,704,779. In addition, at January 31, 2016, the fund had segregated securities at the custodian with market value of $218,092,045 as shown in the Fund's investments

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January, 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January, 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	1,200,000	USD	840,942	Westpac Banking Corporation	2/29/2016	$7,263	—	$7,263
JPY	276,479,000	USD	2,335,876	BNP Paribas SA	2/29/2016	—	($51,058)	(51,058)
JPY	276,479,000	USD	2,334,746	HSBC Bank USA	2/29/2016	—	(49,928)	(49,928)
USD	14,768,261	EUR	13,620,000	State Street Bank and Trust Company	2/29/2016	4,325	—	4,325
USD	3,093,270	EUR	2,869,000	Deutsche Bank AG London	5/16/2016	—	(23,962)	(23,962)
USD	4,957,460	GBP	3,460,000	Royal Bank of Scotland PLC	2/29/2016	27,148	—	27,148
USD	7,306,926	SGD	10,450,000	Standard Chartered Bank	2/29/2016	—	(24,739)	(24,739)
						$38,736	($149,687)	($110,951)

Currency abbreviation
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

       12

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January, 31, 2016, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets, as a substitute for securities purchased and manage against anticipated currency exchange rates.

During the period ended January, 31, 2016, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The following tables summarize the fund's written options activities during the period ended January, 31, 2016 and the contracts held at January, 31, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	14,147	$600,478
Options written	159,256,632	1,892,086
Option closed	(9,175)	(626,443)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	159,261,604	$1,866,121

Options on Index

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
KOSPI 200 Index	$0.17	Mar 2016	78,590,057	$73,329	($38,687)
KOSPI 200 Index	0.17	Mar 2016	80,657,299	127,904	(24,447)
S&P 500 Index	1,750	Mar 2016	40	103,653	(49,400)
S&P 500 Index	1,750	Mar 2016	70	132,787	(86,450)
S&P 500 Index	1,775	Mar 2016	36	66,383	(54,540)
S&P 500 Index	1,775	Mar 2016	131	222,302	(198,465)
S&P 500 Index	1,815	Mar 2016	40	83,878	(83,400)
				$810,236	($535,389)

Options on Securities

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
iShares 20-Year Treasury Bond	$126	Feb 2016	1,000	$128,206	($212,500)
Puts
Comerica, Inc.	$40	Apr 2016	335	$40,520	($213,563)
iShares Russell 2000 ETF	99	Mar 2016	904	121,096	(189,840)
iShares Russell 2000 ETF	99	Mar 2016	910	106,430	(191,100)
iShares Russell 2000 ETF	94	Mar 2016	943	143,690	(99,015)
iShares Russell 2000 ETF	84	May 2016	2,385	426,808	(230,153)
Select Sector SPDR - Financial FLEX	18	Apr 2016	7,454	89,135	(86,098)
				$1,055,885	($1,222,269)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q1	01/16
This report is for the information of the shareholders of John Hancock Seaport Fund.		3/16

John Hancock

Enduring Assets Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsEnduring Assets Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 96.5%		$126,427,510
(Cost $123,337,442)
Canada 8.5%		11,167,835
Canadian National Railway Company	72,214	3,915,093
Enbridge, Inc.	83,559	2,902,406
TransCanada Corp.	125,270	4,350,336
China 4.7%		6,112,016
China Longyuan Power Group Corp., H Shares	4,748,348	2,837,195
ENN Energy Holdings, Ltd.	726,279	3,274,821
France 7.1%		9,298,198
Suez Environnement Company	278,318	5,159,318
Vinci SA	61,093	4,138,880
Hong Kong 12.9%		16,886,468
Beijing Enterprises Holdings, Ltd.	472,010	2,356,701
Cheung Kong Infrastructure Holdings, Ltd.	591,423	5,562,596
Guangdong Investment, Ltd.	3,576,106	4,575,421
Power Assets Holdings, Ltd.	480,481	4,391,750
Italy 5.9%		7,796,910
Enel Green Power SpA	2,127,023	4,168,848
Snam SpA	646,614	3,628,062
Japan 6.6%		8,699,272
NTT DOCOMO, Inc.	283,495	6,287,419
Osaka Gas Company, Ltd.	635,898	2,411,853
Luxembourg 2.5%		3,230,572
SES SA	123,552	3,230,572
South Korea 2.8%		3,609,775
Korea Electric Power Corp., ADR (L)	165,586	3,609,775
Spain 4.3%		5,612,970
Gas Natural SDG SA	140,136	2,752,838
Red Electrica Corp. SA	35,326	2,860,132
Switzerland 2.4%		3,184,490
Flughafen Zuerich AG	4,319	3,184,490
United Kingdom 10.6%		13,846,138
National Grid PLC	428,098	6,031,343
Severn Trent PLC	134,622	4,224,577
SSE PLC	173,028	3,590,218
United States 28.2%		36,982,866
American Tower Corp.	41,558	3,920,582
Avangrid, Inc. (I)	135,076	5,193,672
Comcast Corp., Class A	72,036	4,013,126
Enbridge Energy Management LLC	95,147	1,660,315
Equity LifeStyle Properties, Inc.	82,558	5,442,223
NextEra Energy, Inc.	54,883	6,130,980
PG&E Corp.	83,577	4,589,213
UGI Corp.	177,434	6,032,755

2SEE NOTES TO FUND'S INVESTMENTS

Enduring Assets Fund

	Yield (%)		Shares	Value
Securities lending collateral 0.3%				$433,332
(Cost $433,323)
John Hancock Collateral Trust (W)	0.4110(Y	)	43,312	433,332
			Par value^	Value
Short-term investments 4.2%				$5,500,000
(Cost $5,500,000)
Repurchase agreement 4.2%				5,500,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $5,500,151 on 2-1-16, collateralized by $5,470,000 U.S. Treasury Bonds, 2.875% due 5-15-43 (valued at $5,610,107, including interest)			5,500,000	5,500,000
Total investments (Cost $129,270,765)† 101.0%				$132,360,842
Other assets and liabilities, net (1.0%)				($1,321,393)
Total net assets 100.0%				$131,039,449

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16. The value of securities on loan amounted to $429,460.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $130,386,024. Net unrealized appreciation aggregated $1,974,818, of which $12,069,512 related to appreciated investment securities and $10,094,694 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-16:

Utilities	61.9%
Industrials	10.4%
Financials	7.1%
Energy	6.8%
Consumer discretionary	5.5%
Telecommunication services	4.8%
Short-term investments and other	3.5%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Canada	$11,167,835	$11,167,835	—	—
China	6,112,016	—	$6,112,016	—
France	9,298,198	—	9,298,198	—
Hong Kong	16,886,468	—	16,886,468	—
Italy	7,796,910	—	7,796,910	—
Japan	8,699,272	—	8,699,272	—
Luxembourg	3,230,572	—	3,230,572	—
South Korea	3,609,775	3,609,775	—	—
Spain	5,612,970	—	5,612,970	—
Switzerland	3,184,490	—	3,184,490	—
United Kingdom	13,846,138	—	13,846,138	—
United States	36,982,866	36,982,866	—	—
Securities lending collateral	433,332	433,332	—	—
Short-term investments	5,500,000	—	5,500,000	—
Total investments in securities	$132,360,842	$52,193,808	$80,167,034	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       4

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.
       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q1	01/16
This report is for the information of the shareholders of John Hancock Enduring Assets Fund.		3/16

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsSmall Cap Core Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 93.9%		$132,213,768
(Cost $140,286,182)
Consumer discretionary 12.6%		17,754,799
Auto components 1.4%
Gentherm, Inc. (I)	24,810	992,645
Tenneco, Inc. (I)	23,767	908,137
Automobiles 0.7%
Winnebago Industries, Inc.	58,664	1,033,073
Hotels, restaurants and leisure 2.7%
Del Frisco's Restaurant Group, Inc. (I)	81,381	1,289,075
Vail Resorts, Inc.	20,342	2,542,750
Household durables 1.1%
Tupperware Brands Corp.	33,099	1,536,787
Internet and catalog retail 1.0%
HSN, Inc.	30,599	1,439,989
Media 2.4%
AMC Entertainment Holdings, Inc., Class A	75,988	1,656,538
Cinemark Holdings, Inc.	57,405	1,692,873
Specialty retail 3.3%
Build-A-Bear Workshop, Inc. (I)	142,799	1,867,811
The Finish Line, Inc., Class A	82,331	1,559,349
Urban Outfitters, Inc. (I)	54,011	1,235,772
Consumer staples 5.0%		7,099,239
Food products 0.7%
Amira Nature Foods, Ltd. (I)	97,664	991,290
Household products 2.7%
Central Garden & Pet Company, Class A (I)	167,938	2,320,903
Orchids Paper Products Company	49,308	1,454,586
Personal products 1.6%
Inter Parfums, Inc.	86,870	2,332,460
Energy 1.3%		1,784,644
Energy equipment and services 1.3%
Patterson-UTI Energy, Inc.	124,106	1,784,644
Financials 25.2%		35,500,974
Banks 8.4%
Access National Corp.	37,697	709,081
Banner Corp.	61,216	2,540,464
BBCN Bancorp, Inc.	152,523	2,318,350
Brookline Bancorp, Inc.	183,746	2,050,605
Columbia Banking System, Inc.	58,080	1,720,910
Park Sterling Corp.	191,302	1,400,331
Univest Corp. of Pennsylvania	56,976	1,121,288
Capital markets 3.9%
Evercore Partners, Inc., Class A	28,930	1,306,768
Golub Capital BDC, Inc.	100,825	1,566,821
Moelis & Company, Class A	72,474	1,843,739
PennantPark Investment Corp.	151,407	803,971
Real estate investment trusts 12.0%
American Assets Trust, Inc.	79,195	2,961,101

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Core Fund

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
EPR Properties	44,299	$2,655,725
Hudson Pacific Properties, Inc.	110,038	2,796,066
LaSalle Hotel Properties	85,732	1,899,821
Retail Opportunity Investments Corp.	179,827	3,325,001
Urban Edge Properties	130,473	3,170,494
Thrifts and mortgage finance 0.9%
EverBank Financial Corp.	93,137	1,310,438
Health care 16.4%		23,053,214
Biotechnology 3.3%
ACADIA Pharmaceuticals, Inc. (I)	30,002	620,741
Emergent BioSolutions, Inc. (I)	77,333	2,830,388
Halozyme Therapeutics, Inc. (I)	73,579	647,495
Orexigen Therapeutics, Inc. (I)	270,733	495,441
Health care equipment and supplies 6.1%
Cardiovascular Systems, Inc. (I)	126,499	1,068,917
Derma Sciences, Inc. (I)	281,501	965,548
Greatbatch, Inc. (I)	35,662	1,376,910
Integra LifeSciences Holdings Corp. (I)	25,663	1,576,991
Merit Medical Systems, Inc. (I)	68,041	1,126,079
The Cooper Companies, Inc.	19,316	2,533,293
Health care providers and services 0.8%
Patterson Companies, Inc.	28,358	1,204,081
Life sciences tools and services 5.2%
Bio-Rad Laboratories, Inc., Class A (I)	22,614	2,885,773
Bruker Corp. (I)	47,397	1,058,375
Enzo Biochem, Inc. (I)	699,418	3,315,241
Pharmaceuticals 1.0%
Aratana Therapeutics, Inc. (I)	248,660	837,984
Omeros Corp. (I)	47,262	509,957
Industrials 15.8%		22,251,454
Aerospace and defense 1.4%
Esterline Technologies Corp. (I)	25,180	1,981,918
Building products 1.6%
Simpson Manufacturing Company, Inc.	67,667	2,207,974
Commercial services and supplies 3.6%
ABM Industries, Inc.	92,667	2,782,790
Copart, Inc. (I)	66,720	2,235,787
Construction and engineering 1.8%
EMCOR Group, Inc.	57,172	2,612,760
Machinery 5.4%
CIRCOR International, Inc.	52,192	1,852,294
CLARCOR, Inc.	50,564	2,369,429
Luxfer Holdings PLC, ADR	145,449	1,445,763
The Timken Company	73,678	1,956,151
Trading companies and distributors 2.0%
Watsco, Inc.	24,151	2,806,588

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Core Fund

	Shares	Value
Information technology 14.0%		$19,670,323
Internet software and services 3.5%
Five9, Inc. (I)	227,946	1,898,790
LogMeIn, Inc. (I)	24,607	1,285,470
RetailMeNot, Inc. (I)	188,898	1,718,972
Semiconductors and semiconductor equipment 1.8%
Integrated Device Technology, Inc. (I)	48,570	1,237,564
ON Semiconductor Corp. (I)	151,880	1,300,093
Software 8.7%
Barracuda Networks, Inc. (I)	62,648	662,816
Cadence Design Systems, Inc. (I)	72,247	1,413,151
Fleetmatics Group PLC (I)	26,251	1,139,556
Interactive Intelligence Group, Inc. (I)	45,813	1,094,014
Monotype Imaging Holdings, Inc.	58,311	1,454,276
NICE-Systems, Ltd., ADR	28,366	1,716,994
SS&C Technologies Holdings, Inc.	29,096	1,870,582
Synchronoss Technologies, Inc. (I)	50,312	1,541,560
Verint Systems, Inc. (I)	36,506	1,336,485
Materials 1.1%		1,563,426
Chemicals 1.1%
HB Fuller Company	42,005	1,563,426
Utilities 2.5%		3,535,695
Electric utilities 1.5%
Portland General Electric Company	54,809	2,130,426
Multi-utilities 1.0%
Unitil Corp.	36,265	1,405,269
Investment companies 1.0%		$1,341,845
(Cost $1,517,188)
Unaffiliated investment companies 1.0%		1,341,845
PennantPark Floating Rate Capital, Ltd.	123,105	1,341,845
Total investments (Cost $141,803,370)† 94.9%		$133,555,613
Other assets and liabilities, net 5.1%		$7,234,456
Total net assets 100.0%		$140,790,069

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $142,029,957. Net unrealized depreciation aggregated $8,474,344, of which $10,070,210 related to appreciated investment securities and $18,544,554 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q1	01/16
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		3/16

John Hancock

Value Equity Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsValue Equity Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 98.5%		$373,685,308
(Cost $394,154,564)
Consumer discretionary 12.8%		48,436,575
Auto components 1.9%
Delphi Automotive PLC	27,300	1,772,862
Johnson Controls, Inc.	155,900	5,592,133
Hotels, restaurants and leisure 6.5%
Carnival Corp.	155,300	7,474,589
Norwegian Cruise Line Holdings, Ltd. (I)	101,600	4,609,592
Royal Caribbean Cruises, Ltd.	84,300	6,909,228
SeaWorld Entertainment, Inc.	288,600	5,500,716
Household durables 1.5%
NVR, Inc. (I)	3,503	5,783,453
Multiline retail 1.0%
Target Corp.	51,875	3,756,788
Textiles, apparel and luxury goods 1.9%
Hanesbrands, Inc.	230,200	7,037,214
Consumer staples 7.0%		26,470,296
Food and staples retailing 1.4%
CVS Health Corp.	54,500	5,264,155
Tobacco 5.6%
Altria Group, Inc.	125,800	7,687,638
Philip Morris International, Inc.	56,300	5,067,563
Reynolds American, Inc.	169,188	8,450,940
Energy 7.2%		27,302,550
Energy equipment and services 0.2%
Fairmount Santrol Holdings, Inc. (I)(L)	276,300	676,935
Oil, gas and consumable fuels 7.0%
BP PLC, ADR	193,100	6,250,647
Chevron Corp.	66,400	5,741,608
ConocoPhillips	113,300	4,427,764
Occidental Petroleum Corp.	89,700	6,174,051
Phillips 66	50,300	4,031,545
Financials 25.2%		95,579,477
Banks 12.4%
Bank of America Corp.	501,600	7,092,624
Citigroup, Inc.	192,800	8,209,424
Fifth Third Bancorp	237,200	3,747,760
First Niagara Financial Group, Inc.	198,700	1,945,273
JPMorgan Chase & Co.	128,400	7,639,800
People's United Financial, Inc.	332,700	4,780,899
The PNC Financial Services Group, Inc.	67,400	5,840,210
Wells Fargo & Company	156,300	7,850,949
Capital markets 3.6%
Ameriprise Financial, Inc.	50,200	4,550,630
E*TRADE Financial Corp. (I)	182,600	4,302,056
State Street Corp.	87,200	4,859,656
Consumer finance 6.3%
American Express Company	77,100	4,124,850

2SEE NOTES TO FUND'S INVESTMENTS

Value Equity Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	128,000	$8,399,360
Discover Financial Services	94,200	4,313,418
Navient Corp.	354,700	3,390,932
SLM Corp. (I)	533,000	3,411,200
Insurance 1.4%
American International Group, Inc.	95,400	5,388,192
Thrifts and mortgage finance 1.5%
New York Community Bancorp, Inc.	370,300	5,732,244
Health care 14.2%		53,968,800
Health care equipment and supplies 1.9%
Medtronic PLC	94,400	7,166,848
Health care providers and services 5.2%
Anthem, Inc.	34,400	4,488,856
Cardinal Health, Inc.	50,200	4,084,774
Cigna Corp.	41,800	5,584,480
UnitedHealth Group, Inc.	48,300	5,562,228
Pharmaceuticals 7.1%
Johnson & Johnson	52,326	5,464,927
Merck & Company, Inc.	92,000	4,661,640
Pfizer, Inc.	183,100	5,582,719
Sanofi, ADR	138,900	5,783,796
Teva Pharmaceutical Industries, Ltd., ADR	90,900	5,588,532
Industrials 17.1%		64,857,504
Aerospace and defense 7.4%
General Dynamics Corp.	32,300	4,320,771
Honeywell International, Inc.	39,700	4,097,040
Raytheon Company	38,200	4,898,768
Rolls-Royce Holdings PLC, ADR (L)	449,400	3,608,682
Spirit AeroSystems Holdings, Inc., Class A (I)	128,100	5,431,440
United Technologies Corp.	63,710	5,586,730
Building products 2.0%
Owens Corning	166,600	7,695,254
Commercial services and supplies 1.5%
Tyco International PLC	164,900	5,670,911
Construction and engineering 0.7%
KBR, Inc.	198,700	2,833,462
Electrical equipment 0.9%
Eaton Corp. PLC	65,700	3,318,507
Machinery 2.9%
Deere & Company	47,700	3,673,377
SPX FLOW, Inc. (I)	39,500	941,680
Stanley Black & Decker, Inc.	68,500	6,462,290
Professional services 1.7%
Nielsen Holdings PLC	131,200	6,318,592
Information technology 8.1%		30,609,691
Communications equipment 1.0%
QUALCOMM, Inc.	85,361	3,870,268

SEE NOTES TO FUND'S INVESTMENTS3

Value Equity Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 4.1%
Intel Corp.			104,903	$3,254,091
Microchip Technology, Inc.			121,200	5,430,972
Texas Instruments, Inc.			124,500	6,589,785
Software 3.0%
Microsoft Corp.			115,700	6,373,913
Oracle Corp.			140,200	5,090,662
Materials 4.5%				17,219,886
Chemicals 2.8%
Air Products & Chemicals, Inc.			46,600	5,904,686
FMC Corp.			135,600	4,843,632
Construction materials 1.7%
CRH PLC, ADR			240,400	6,471,568
Telecommunication services 2.4%				9,240,529
Diversified telecommunication services 1.7%
Verizon Communications, Inc.			127,700	6,381,169
Wireless telecommunication services 0.7%
Vodafone Group PLC, ADR			88,800	2,859,360
	Yield (%)		Shares	Value
Securities lending collateral 0.2%				$640,474
(Cost $640,474)
John Hancock Collateral Trust (W)	0.4110(Y	)	64,017	640,474
Short-term investments 1.6%				$6,331,727
(Cost $6,331,727)
Money market funds 1.6%				6,331,727
State Street Institutional Treasury Money Market Fund	0.1299(Y	)	6,331,727	6,331,727
Total investments (Cost $401,126,765)† 100.3%				$380,657,509
Other assets and liabilities, net (0.3%)				($1,194,766)
Total net assets 100.0%				$379,462,743

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16. The value of securities on loan amounted to $623,994.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $401,153,749. Net unrealized depreciation aggregated $20,496,240, of which $26,635,960 related to appreciated investment securities and $47,132,200 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q1	01/16
This report is for the information of the shareholders of John Hancock Value Equity Fund.		3/16

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsDisciplined Value International Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 93.4%		$232,050,292
(Cost $253,011,395)
Australia 1.4%		3,399,359
Australia & New Zealand Banking Group, Ltd.	195,827	3,399,359
Belgium 2.5%		6,223,055
Ageas	55,775	2,265,074
Ontex Group NV	106,800	3,957,981
Canada 2.0%		4,958,134
Barrick Gold Corp.	105,637	1,046,863
Canadian Natural Resources, Ltd.	60,179	1,288,292
HudBay Minerals, Inc.	272,895	537,647
Precision Drilling Corp.	184,996	629,903
Suncor Energy, Inc.	61,450	1,455,429
China 1.9%		4,628,326
Baidu, Inc., ADR (I)	11,861	1,936,545
Shenzhou International Group Holdings, Ltd.	502,000	2,691,781
France 10.8%		26,762,295
Atos SE	21,172	1,673,722
Bollore SA (I)	457,481	1,846,361
Cap Gemini SA	48,711	4,451,247
Havas SA	234,866	1,871,450
IPSOS	68,013	1,394,730
LISI	48,183	1,180,449
Safran SA	96,619	6,259,219
Saft Groupe SA	69,927	1,827,813
Sopra Steria Group	8,023	869,685
Teleperformance	38,576	3,213,971
Total SA	48,933	2,173,648
Germany 14.0%		34,826,308
Allianz SE	18,075	2,925,191
Aurelius SE & Co KGaA	99,206	5,008,651
Bayer AG	44,273	4,982,759
Covestro AG (I) (S)	63,710	2,122,138
Fresenius SE & Company KGaA	39,736	2,636,795
Henkel AG & Company KGaA	32,387	2,986,389
KION Group AG (I)	77,810	3,841,202
Merck KGaA	32,240	2,807,219
Muenchener Rueckversicherungs AG	14,559	2,805,103
Norma Group SE	21,371	1,070,543
ProSiebenSat.1 Media AG	72,859	3,640,318
Hong Kong 2.5%		6,155,485
CK Hutchison Holdings, Ltd.	102,912	1,285,854
Global Brands Group Holding, Ltd. (I)	9,540,000	1,464,806
NewOcean Energy Holdings, Ltd.	3,594,000	1,217,998
WH Group, Ltd. (I) (S)	3,819,000	2,186,827
India 0.6%		1,415,621
Videocon d2h, Ltd., ADR (I)	213,840	1,415,621

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

	Shares	Value
Ireland 1.6%		$3,977,366
CRH PLC	87,933	2,343,877
Greencore Group PLC	294,059	1,633,489
Israel 0.7%		1,892,108
Teva Pharmaceutical Industries, Ltd., ADR	30,776	1,892,108
Italy 2.8%		6,900,904
Assicurazioni Generali SpA	174,170	2,615,119
Eni SpA	208,722	3,028,999
Maire Tecnimont SpA (I) (L)	523,798	1,256,786
Japan 17.1%		42,373,276
Ain Holdings, Inc.	27,400	1,245,011
Alpine Electronics, Inc.	67,400	768,159
Amano Corp.	260,100	3,431,557
Astellas Pharma, Inc.	215,500	2,983,934
Brother Industries, Ltd.	91,300	922,646
Citizen Holdings Company, Ltd.	465,300	2,839,021
Coca-Cola West Company, Ltd.	117,200	2,585,714
Fuji Heavy Industries, Ltd.	59,400	2,430,819
Haseko Corp.	194,500	2,037,101
Inpex Corp.	283,900	2,527,681
Konica Minolta, Inc.	267,400	2,253,907
Lintec Corp.	121,800	2,470,290
Nippon Telegraph & Telephone Corp.	56,100	2,388,323
Nippon Television Holdings, Inc.	121,400	2,255,627
Nitto Denko Corp.	32,600	1,874,637
Sumitomo Osaka Cement Company, Ltd.	705,000	2,873,638
The Chiba Bank, Ltd.	289,000	1,787,699
Toho Holdings Company, Ltd.	75,500	1,752,849
Tokio Marine Holdings, Inc.	82,300	2,944,663
Netherlands 3.0%		7,533,988
Koninklijke Ahold NV	242,059	5,475,290
Randstad Holding NV	37,789	2,058,698
South Korea 1.1%		2,881,073
Samsung Electronics Company, Ltd.	2,978	2,881,073
Switzerland 6.5%		16,246,708
Credit Suisse Group AG (I)	127,812	2,264,236
dorma+kaba Holding AG, Class B	3,043	1,879,806
Georg Fischer AG	5,549	3,667,117
Novartis AG	28,704	2,223,797
Roche Holding AG	11,882	3,077,725
Swiss Re AG	33,668	3,134,027
Taiwan 0.8%		2,096,216
Casetek Holdings, Ltd.	404,000	2,096,216
United Kingdom 23.2%		57,548,179
AstraZeneca PLC	41,680	2,683,797
BAE Systems PLC	616,911	4,562,578
Berendsen PLC	110,574	1,724,208
Britvic PLC	237,744	2,454,482
BT Group PLC	321,903	2,240,317

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value International Fund

			Shares	Value
United Kingdom (continued)
	Cambian Group PLC		617,465	$1,027,449
	HSBC Holdings PLC		694,273	4,896,372
	Imperial Tobacco Group PLC		112,084	6,068,854
	ITV PLC		591,965	2,263,006
	Liberty Global PLC LiLAC, Class C (I)		12,118	446,548
	Liberty Global PLC, Series C (I)		208,599	6,948,432
	Melrose Industries PLC		146,912	626,343
	Micro Focus International PLC		161,774	3,204,281
	Next PLC		11,549	1,144,696
	Petrofac, Ltd.		90,153	1,027,391
	Rightmove PLC		23,264	1,327,412
	Rio Tinto PLC		36,921	905,368
	Standard Chartered PLC		136,728	922,366
	Vodafone Group PLC		940,868	3,024,278
	W.S. Atkins PLC		105,989	2,189,025
	WH Smith PLC		127,877	3,374,382
	WPP PLC		206,304	4,486,594
United States 0.9%				2,231,891
	LyondellBasell Industries NV, Class A		28,625	2,231,891
Preferred securities 0.5%				$1,257,678
(Cost $1,500,640)
South Korea 0.5%				1,257,678
	Samsung Electronics Company, Ltd.		1,495	1,257,678
	Yield (%)		Shares	Value
Securities lending collateral 0.4%				$929,671
(Cost $929,657)
John Hancock Collateral Trust (W)	0.4110(Y	)	92,922	929,671
Short-term investments 5.4%				$13,385,639
(Cost $13,385,639)
Money market funds 5.4%				13,385,639
State Street Institutional U.S. Government Money Market Fund	0.1942(Y	)	13,385,639	13,385,639
Total investments (Cost $268,827,331)† 99.7%				$247,623,280
Other assets and liabilities, net 0.3%				$640,535
Total net assets 100.0%				$248,263,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16. The value of securities on loan amounted to $870,300.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $269,865,229. Net unrealized depreciation aggregated $22,241,949, of which $8,765,217 related to appreciated investment securities and $31,007,166 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

The fund had the following sector composition as a percentage of net assets on 1-31-16:

Consumer discretionary	15.5%
Industrials	15.5%
Financials	14.1%
Information technology	11.7%
Consumer staples	11.5%
Health care	10.5%
Materials	6.6%
Energy	5.4%
Telecommunication services	3.1%
Short-term investments and other	6.1%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,399,359	—	$3,399,359	—
Belgium	6,223,055	—	6,223,055	—
Canada	4,958,134	$4,958,134	—	—
China	4,628,326	1,936,545	2,691,781	—
France	26,762,295	—	26,762,295	—
Germany	34,826,308	—	34,826,308	—
Hong Kong	6,155,485	—	6,155,485	—
India	1,415,621	1,415,621	—	—
Ireland	3,977,366	—	3,977,366	—
Israel	1,892,108	1,892,108	—	—
Italy	6,900,904	—	6,900,904	—
Japan	42,373,276	—	42,373,276	—
Netherlands	7,533,988	—	7,533,988	—
South Korea	2,881,073	—	2,881,073	—
Switzerland	16,246,708	—	16,246,708	—
Taiwan	2,096,216	—	2,096,216	—
United Kingdom	57,548,179	7,394,980	50,153,199	—
United States	2,231,891	2,231,891	—	—
Preferred securities	1,257,678	—	1,257,678	—
Securities lending collateral	929,671	929,671	—	—
Short-term investments	13,385,639	13,385,639	—	—
Total investments in securities	$247,623,280	$34,144,589	$213,478,691	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q1	01/16
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		3/16

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsEmerging Markets Equity Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 91.2%		$412,910,781
(Cost $467,289,603)
Brazil 5.8%		26,327,291
Ambev SA, ADR	1,588,603	7,418,776
BB Seguridade Participacoes SA	784,600	4,554,030
Cielo SA	277,100	2,357,305
Hypermarcas SA (I)	426,500	2,391,841
Raia Drogasil SA	231,200	2,402,061
Ultrapar Participacoes SA	236,400	3,520,756
WEG SA	951,700	3,682,522
China 21.2%		96,010,787
3SBio, Inc. (I)(S)	5,477,000	6,639,925
Baidu, Inc., ADR (I)	68,958	11,258,773
Bank of China, Ltd., H Shares	11,170,000	4,373,851
Beijing Capital International Airport Company, Ltd., H Shares	3,218,000	2,923,505
China Merchants Bank Company, Ltd., H Shares	2,022,000	3,930,513
CNOOC, Ltd.	8,925,000	9,096,637
Dali Foods Group Company, Ltd. (I)(S)	13,902,500	6,789,682
Hollysys Automation Technologies, Ltd., ADR	342,698	6,309,070
Huadian Fuxin Energy Corp., Ltd., H Shares	16,554,000	3,248,032
JD.com, Inc., ADR (I)	166,328	4,329,518
Lenovo Group, Ltd.	6,724,000	6,035,726
PetroChina Company, Ltd., H Shares	6,930,000	4,293,069
Ping An Insurance Group Company of China, Ltd., H Shares	2,832,500	12,833,057
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	7,000,000	4,513,633
Tencent Holdings, Ltd.	340,300	6,393,114
Vipshop Holdings, Ltd., ADR (I)	236,969	3,042,682
Hong Kong 13.1%		59,532,080
AIA Group, Ltd.	2,676,600	14,880,467
Beijing Enterprises Water Group, Ltd. (I)	7,682,000	3,833,361
Cheung Kong Property Holdings, Ltd.	957,000	5,187,263
China Gas Holdings, Ltd.	4,348,000	5,554,752
China Mobile, Ltd.	924,500	10,154,875
Dah Sing Banking Group, Ltd.	3,873,600	6,099,359
HKBN, Ltd.	4,352,000	5,564,950
Hong Kong Exchanges and Clearing, Ltd.	372,600	8,257,053
India 9.7%		44,046,518
Housing Development Finance Corp., Ltd.	358,888	6,266,457
ICICI Bank, Ltd.	1,160,747	3,933,658
ICICI Bank, Ltd., ADR	303,056	2,015,322
Infosys, Ltd.	384,076	6,608,691
Larsen & Toubro, Ltd., GDR	215,000	3,472,250
Nestle India, Ltd.	68,618	5,552,390
Sun Pharmaceutical Industries, Ltd.	452,448	5,890,319
Tata Motors, Ltd., ADR (I)	232,020	5,795,860
Ultratech Cement, Ltd.	107,499	4,511,571
Indonesia 2.6%		11,875,956
Bank Rakyat Indonesia Persero Tbk PT	8,380,500	6,911,630
Matahari Department Store Tbk PT	4,228,600	4,964,326
Luxembourg 1.1%		5,095,830
Luxoft Holding, Inc. (I)	67,872	5,095,830

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Equity Fund

	Shares	Value
Mexico 5.3%		$23,785,966
Fomento Economico Mexicano SAB de CV	785,000	7,444,143
Gentera SAB de CV	1,347,400	2,417,301
Grupo Aeroportuario del Sureste SAB de CV, B Shares	405,090	5,543,319
Grupo Financiero Banorte SAB de CV	718,700	3,744,519
Infraestructura Energetica Nova SAB de CV	1,181,000	4,636,684
Peru 1.3%		5,854,655
Credicorp, Ltd.	57,761	5,854,655
Philippines 3.1%		13,865,413
Ayala Corp.	460,060	6,588,280
Universal Robina Corp.	1,789,140	7,277,133
Poland 1.0%		4,362,685
Powszechny Zaklad Ubezpieczen SA	547,530	4,362,685
Russia 0.4%		1,814,442
Magnit PJSC, GDR	46,232	1,814,442
South Africa 6.7%		30,194,728
Discovery, Ltd.	659,242	5,374,483
Mondi PLC	228,254	3,721,248
Naspers, Ltd., N Shares	146,282	18,486,113
Shoprite Holdings, Ltd.	282,969	2,612,884
South Korea 7.2%		32,735,092
Hotel Shilla Company, Ltd.	84,567	4,632,449
Korea Electric Power Corp. (I)	198,334	8,706,518
LG Household & Health Care, Ltd.	8,464	7,055,736
Samsung Fire & Marine Insurance Company, Ltd.	25,130	6,272,944
Samsung Life Insurance Company, Ltd.	65,874	6,067,445
Taiwan 9.1%		41,228,733
Advanced Semiconductor Engineering, Inc.	6,522,000	7,005,740
Delta Electronics, Inc.	1,594,000	6,746,811
Taiwan Semiconductor Manufacturing Company, Ltd.	1,514,000	6,519,178
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	605,470	13,532,255
Uni-President Enterprises Corp.	4,440,000	7,424,749
Thailand 1.4%		6,173,142
Siam Cement PCL, NVDR	507,150	6,173,142
Turkey 1.0%		4,642,268
Haci Omer Sabanci Holding AS	1,598,366	4,642,268
United Kingdom 1.2%		5,365,195
Rio Tinto PLC	218,792	5,365,195
Preferred securities 6.2%		$28,095,209
(Cost $30,195,297)
Brazil 0.5%		2,160,462
Itau Unibanco Holding SA	343,930	2,160,462
South Korea 5.7%		25,934,747
Hyundai Motor Company	74,291	6,052,489
Samsung Electronics Company, Ltd.	23,634	19,882,258
Investment companies 1.5%		$6,852,479
(Cost $8,467,150)
The India Fund, Inc.	317,833	6,852,479

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Equity Fund

	Yield (%)		Shares	Value
Short-term investments 1.9%				$8,668,165
(Cost $8,668,165)
Money market funds 1.9%				8,668,165
JPMorgan U.S. Treasury Plus Money Market Fund	0.1257(Y	)	8,668,165	8,668,165
Total investments (Cost $514,620,215)† 100.8%				$456,526,634
Other assets and liabilities, net (0.8%)				($3,612,049)
Total net assets 100.0%				$452,914,585

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $515,553,775. Net unrealized depreciation aggregated $59,027,141, of which $6,045,070 related to appreciated investment securities and $65,072,211 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-16:

Financials	29.6%
Information technology	21.6%
Consumer staples	12.8%
Consumer discretionary	10.4%
Utilities	5.7%
Materials	4.4%
Health care	3.8%
Energy	3.7%
Telecommunication services	3.5%
Industrials	3.4%
Short-term investments and other	1.1%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including closed-end funds, held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Brazil	$26,327,291	$7,418,776	$18,908,515	—
China	96,010,787	24,940,043	71,070,744	—
Hong Kong	59,532,080	—	59,532,080	—
India	44,046,518	11,283,432	32,763,086	—
Indonesia	11,875,956	—	11,875,956	—
Luxembourg	5,095,830	5,095,830	—	—
Mexico	23,785,966	23,785,966	—	—
Peru	5,854,655	5,854,655	—	—
Philippines	13,865,413	—	13,865,413	—
Poland	4,362,685	—	4,362,685	—
Russia	1,814,442	—	1,814,442	—
South Africa	30,194,728	—	30,194,728	—
South Korea	32,735,092	—	32,735,092	—
Taiwan	41,228,733	13,532,255	27,696,478	—
Thailand	6,173,142	—	6,173,142	—
Turkey	4,642,268	—	4,642,268	—
United Kingdom	5,365,195	—	5,365,195	—
Preferred securities
Brazil	2,160,462	—	2,160,462	—
South Korea	25,934,747	—	25,934,747	—
Investment companies	6,852,479	6,852,479	—	—
Short-term investments	8,668,165	8,668,165	—	—
Total investments in securities	$456,526,634	$107,431,601	$349,095,033	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q1	01/16
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016